Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Strategic Income Portfolio
September 30, 2024
VIPSI-NPRT3-1124
1.808796.120
Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (b)(c)(d)	175,000	175,368
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (b)(c)(d)	100,000	100,019
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.5989% 10/20/2037 (b)(c)(d)	100,000	100,021
Ocp Clo 2017-14 Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 11.2908% 7/20/2037 (b)(c)(d)	200,000	202,130
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 0% 10/20/2037 (b)(c)(d)(e)	100,000	100,020
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 6% 10/15/2039 (b)(c)(d)	125,000	125,015
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		627,205
UNITED STATES - 0.0%
Croton Pk Clo Ltd Series 2024-1A, CME Term SOFR 3 month Index + 0.555%, 0% 10/15/2036 (b)(c)(d)(e)	239,000	239,049
TOTAL ASSET-BACKED SECURITIES (Cost $1,039,000)		1,041,622

Bank Loan Obligations - 3.6%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8932% 8/1/2030 (c)(d)(f)	287,825	287,344
LUXEMBOURG - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Kloeckner Pentaplast GmbH Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 9.7229% 2/9/2026 (c)(d)(f)	77,200	72,214
NETHERLANDS - 0.1%
Industrials - 0.1%
Building Products - 0.1%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.5713% 2/25/2029 (c)(d)(f)	1,021,488	1,011,273
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.5572% 11/15/2030 (c)(d)(f)	562,175	526,033
UNITED KINGDOM - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect US FinCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.3454% 9/13/2029 (c)(d)(f)	464,478	434,636
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 11.0716% 2/7/2028 (c)(d)(f)	2,150,093	2,145,621
TOTAL UNITED KINGDOM		2,580,257
UNITED STATES - 3.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.9553% 7/31/2025 (c)(d)(f)	419,833	357,908
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.3653% 7/31/2025 (c)(d)(f)	10,872	10,899
GTT RemainCo LLC Tranche OPCO 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.9454% 12/30/2027 (c)(d)(f)	275,595	259,520
		628,327
Media - 0.0%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 month Index + 8%, 15.3006% 5/25/2026 (c)(d)(f)	158,509	138,101
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8537% 6/24/2029 (c)(d)(f)	34,213	33,635
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.2099% 1/31/2029 (c)(d)(f)	346,125	336,714
		508,450
TOTAL COMMUNICATION SERVICES		1,136,777

Consumer Discretionary - 0.7%
Automobile Components - 0.0%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.3454% 5/6/2030 (c)(d)(f)	134,663	134,522
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.7099% 3/5/2028 (c)(d)(f)	138,926	138,781
Diversified Consumer Services - 0.1%
Sotheby's Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 10.063% 1/15/2027 (c)(d)(f)	167	165
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.256% 3/4/2028 (c)(d)(f)	818,788	713,713
TKC Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9648% 5/14/2028 (c)(d)(f)	1,222,128	1,216,787
		1,930,665
Hotels, Restaurants & Leisure - 0.2%
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.9967% 10/18/2028 (c)(d)(f)	690,036	690,471
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.9967% 8/9/2027 (c)(d)(f)	899,801	901,205
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.8465% 1/27/2029 (c)(d)(f)	1,378,700	1,374,206
		2,965,882
Specialty Retail - 0.4%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.968% 6/6/2031 (c)(d)(f)	5,514,390	5,400,684
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.01% 1/30/2031 (c)(d)(f)	104,738	104,559
		5,505,243
TOTAL CONSUMER DISCRETIONARY		10,675,093

Consumer Staples - 0.0%
Beverages - 0.0%
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 8.6846% 1/24/2029 (c)(d)(f)	102,638	83,746
Food Products - 0.0%
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.8454% 2/12/2031 (c)(d)(f)	99,750	99,727
TOTAL CONSUMER STAPLES		183,473

Energy - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche PIK, term loan 0% (c)(f)(g)(h)(i)	61,482	0
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy Inc 1LN, term loan 0% (c)(f)(g)(h)(i)	122,000	0
Mesquite Energy Inc 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (c)(d)(f)(g)(h)(i)	283,417	0
		0
TOTAL ENERGY		0

Financials - 0.4%
Capital Markets - 0.1%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 7.0954% 7/29/2030 (c)(d)(f)	521,304	520,829
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 9/10/2031 (c)(d)(f)(h)	1,015,891	1,012,528
Focus Financial Partners LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 9/10/2031 (c)(d)(f)(h)	109,109	108,748
		1,642,105
Insurance - 0.3%
Acrisure LLC Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.9609% 2/16/2027 (c)(d)(f)	793,473	789,950
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 8.2109% 11/6/2030 (c)(d)(f)	541,805	536,051
Alliant Hldgs Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.9648% 9/19/2031 (c)(d)(f)	1,618,769	1,609,154
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 8.2554% 6/20/2030 (c)(d)(f)	223,317	222,959
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3537% 3/8/2032 (c)(d)(f)	1,175,000	1,192,625
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8537% 5/6/2031 (c)(d)(f)	225,000	224,438
		4,575,177
TOTAL FINANCIALS		6,217,282

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.5954% 10/23/2028 (c)(d)(f)	1,057,498	1,057,392
Health Care Providers & Services - 0.1%
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.7037% 10/1/2027 (c)(d)(f)	949,546	901,670
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.8454% 11/15/2028 (c)(d)(f)	309,309	309,250
		1,210,920
Health Care Technology - 0.2%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.4967% 2/15/2029 (c)(d)(f)	1,333,285	1,323,565
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.4506% 5/1/2031 (c)(d)(f)	1,905,425	1,903,044
		3,226,609
TOTAL HEALTH CARE		5,494,921

Industrials - 0.3%
Aerospace & Defense - 0.0%
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 7.3196% 1/19/2032 (c)(d)(f)	475,000	473,019
Building Products - 0.0%
MIWD Holdco II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 8.3454% 3/28/2031 (c)(d)(f)	34,913	34,941
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.9967% 12/21/2028 (c)(d)(f)	866,308	866,672
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 2/10/2031 (c)(d)(f)	293,525	285,406
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0954% 5/31/2028 (c)(d)(f)	69,650	69,868
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.7477% 8/1/2030 (c)(d)(f)	1,492,208	1,448,846
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 10.0954% 4/14/2029 (c)(d)(f)	178,569	181,248
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.8892% 6/21/2028 (c)(d)(f)	135,450	135,267
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 10.404% 4/11/2029 (c)(d)(f)	780,125	730,813
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 8.0344% 12/10/2026 (c)(d)(f)	265,411	266,241
		3,984,361
Machinery - 0.0%
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.9454% 3/25/2031 (c)(d)(f)	278,600	276,511
Passenger Airlines - 0.0%
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 9.032% 10/20/2027 (c)(d)(f)	81,716	83,166
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 8.0334% 2/24/2031 (c)(d)(f)	124,375	124,414
		207,580
TOTAL INDUSTRIALS		4,976,412

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings 2 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 9.1112% 3/31/2028 (c)(d)(f)	96,753	96,330
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.3455% 8/18/2031 (c)(d)(f)	135,000	135,207
		231,537
IT Services - 0.0%
Acuris Finance US Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 2/16/2028 (c)(d)(f)(h)	37,839	37,782
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 7/30/2031 (c)(d)(f)(h)	270,000	268,988
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 3 month Index + 9%, 13.9454% 6/30/2028 (c)(d)(f)	239,392	174,756
		481,526
Software - 1.1%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.8537% 2/23/2032 (c)(d)(f)	10,000	10,288
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6037% 2/24/2031 (c)(d)(f)	548,625	548,696
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.3653% 9/30/2028 (c)(d)(f)	853,153	851,020
McAfee Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.4506% 3/1/2029 (c)(d)(f)	1,506,167	1,499,103
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.0954% 5/3/2028 (c)(d)(f)	888,750	882,511
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.1037% 7/1/2031 (c)(d)(f)	1,355,000	1,294,310
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 9.5137% 6/2/2028 (c)(d)(f)	310,400	304,937
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 9.0021% 10/28/2030 (c)(d)(f)	577,100	578,018
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.8454% 8/31/2028 (c)(d)(f)	3,706,758	3,704,015
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.9599% 4/22/2028 (c)(d)(f)	300,700	291,679
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.5546% 2/10/2031 (c)(d)(f)	3,852,904	3,852,904
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.3465% 4/14/2031 (c)(d)(f)	1,692,502	1,691,791
		15,509,272
TOTAL INFORMATION TECHNOLOGY		16,222,335

Materials - 0.4%
Chemicals - 0.2%
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 4.375%, 9.6932% 10/4/2029 (c)(d)(f)	2,058,334	2,047,466
Olympus Water US Holding Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.1037% 6/23/2031 (c)(d)(f)	153,328	153,213
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.8537% 9/22/2028 (c)(d)(f)	700,522	701,572
		2,902,251
Containers & Packaging - 0.2%
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.675%, 8.0204% 4/13/2029 (c)(d)(f)	2,959,305	2,942,526
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 8.0954% 8/19/2030 (c)(d)(f)	79,203	79,044
TOTAL MATERIALS		5,923,821

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Supply LLC Tranche TLB-EXIT 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.5955% 5/17/2030 (c)(d)(f)	24,033	24,078
Talen Energy Supply LLC Tranche TLC-EXIT 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.5955% 5/17/2030 (c)(d)(f)	15,846	15,875
		39,953
TOTAL UNITED STATES		50,870,067
TOTAL BANK LOAN OBLIGATIONS (Cost $55,801,027)		55,347,188

Collateralized Mortgage Obligations - 0.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.7%
Fannie Mae Guaranteed REMICS Series 2020-45 Class JL, 3% 7/25/2040	33,606	31,142
Fannie Mae Guaranteed REMICS Series 2020-49 Class JA, 2% 8/25/2044	111,376	104,480
Fannie Mae Guaranteed REMICS Series 2020-51 Class BA, 2% 6/25/2046	443,887	397,276
Fannie Mae Guaranteed REMICS Series 2021-59 Class H, 2% 6/25/2048	135,456	113,732
Fannie Mae Guaranteed REMICS Series 2021-66 Class DA, 2% 1/25/2048	143,872	121,397
Fannie Mae Guaranteed REMICS Series 2021-66 Class DM, 2% 1/25/2048	152,895	129,010
Fannie Mae Guaranteed REMICS Series 2021-85 Class L, 2.5% 8/25/2048	129,202	115,807
Fannie Mae Guaranteed REMICS Series 2021-96 Class HA, 2.5% 2/25/2050	206,533	184,924
Fannie Mae Guaranteed REMICS Series 2022-1 Class KA, 3% 5/25/2048	209,856	195,786
Fannie Mae Guaranteed REMICS Series 2022-13 Class MA, 3% 5/25/2044	817,981	786,402
Fannie Mae Guaranteed REMICS Series 2022-3 Class N, 2% 10/25/2047	1,620,309	1,457,592
Fannie Mae Guaranteed REMICS Series 2022-4 Class B, 2.5% 5/25/2049	150,635	135,376
Fannie Mae Guaranteed REMICS Series 2022-5 Class BA, 2.5% 12/25/2049	232,941	204,967
Fannie Mae Guaranteed REMICS Series 2022-5, 2.5% 6/25/2048	183,767	167,495
Fannie Mae Guaranteed REMICS Series 2022-66 Class KA, 5% 10/25/2052	302,292	303,298
Fannie Mae Guaranteed REMICS Series 2022-7 Class A, 3% 5/25/2048	298,709	278,705
Fannie Mae Mortgage pass-thru certificates Series 2020-67 Class KZ, 3.25% 9/25/2040	98,060	92,327
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	119,423	106,932
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-5018 Class LC, 3% 10/25/2040	227,373	210,267
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-5018 Class LT, 3.25% 10/25/2040	100,966	95,859
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-5018 Class LY, 3% 10/25/2040	172,607	159,658
Freddie Mac Multifamily Structured Pass Through Certificates Series 2020-5041 Class LB, 3% 11/25/2040	386,625	357,438
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-5083 Class VA, 1% 8/15/2038	1,298,515	1,232,847
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-5122 Class TE, 1.5% 6/25/2051	484,467	411,601
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	748,185	668,935
Freddie Mac Multifamily Structured Pass Through Certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	149,114	136,372
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	161,497	144,819
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	155,161	141,766
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	174,981	155,394
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	117,775	107,728
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	586,276	535,713
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5200 Class LA, 3% 10/25/2048	277,324	258,387
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	126,343	115,641
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5213 Class JM, 3.5% 9/25/2051	710,723	690,828
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	274,222	263,741
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	351,173	335,915
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-5224 Class DQ, 3.75% 8/25/2044	402,991	391,497
TOTAL UNITED STATES		11,341,054
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,976,155)		11,341,054

Commercial Mortgage Securities - 3.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.0%
Freddie Mac Multiclass Mortgage participation certificates Series 2015-K044 Class A2, 2.811% 1/25/2025	1,654,381	1,643,588
Freddie Mac Multiclass Mortgage participation certificates Series 2015-K045 Class A2, 3.023% 1/25/2025	2,588,015	2,569,735
Freddie Mac Multifamily Structured Pass Through Certificates Series 2015-K043 Class A2, 3.062% 12/25/2024	1,407,809	1,399,759
Freddie Mac Multifamily Structured Pass Through Certificates Series 2015-K048 Class A2, 3.284% 6/25/2025 (c)	8,840,123	8,756,758
Freddie Mac Multifamily Structured Pass Through Certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	1,055,053	1,042,230
Freddie Mac Multifamily Structured Pass Through Certificates Series 2015-K050 Class A2, 3.334% 8/25/2025 (c)	1,457,293	1,442,192
Freddie Mac Multifamily Structured Pass Through Certificates Series 2015-K051 Class A2, 3.308% 9/25/2025	2,141,166	2,117,459
Freddie Mac Multifamily Structured Pass Through Certificates Series 2015-KPLB Class A, 2.77% 5/25/2025	1,180,000	1,163,986
Freddie Mac Multifamily Structured Pass Through Certificates Series 2016-K052 Class A2, 3.151% 11/25/2025	4,852,314	4,790,597
Freddie Mac Multifamily Structured Pass Through Certificates Series 2016-K053 Class A2, 2.995% 12/25/2025	2,300,000	2,265,836
Freddie Mac Multifamily Structured Pass Through Certificates Series 2016-K055 Class A2, 2.673% 3/25/2026	2,100,000	2,055,398
Freddie Mac Multifamily Structured Pass Through Certificates Series 2016-K056 Class A2, 2.525% 5/25/2026	200,000	195,101
Freddie Mac Multifamily Structured Pass Through Certificates Series 2016-K058 Class A2, 2.653% 8/25/2026	1,300,000	1,267,294
Freddie Mac Multifamily Structured Pass Through Certificates Series 2016-K059 Class A2, 3.12% 9/25/2026 (c)	500,000	491,430
Freddie Mac Multifamily Structured Pass Through Certificates Series 2017-K063 Class A2, 3.43% 1/25/2027	600,000	592,817
Freddie Mac Multifamily Structured Pass Through Certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	290,000	283,662
Freddie Mac Multifamily Structured Pass Through Certificates Series 2017-K729 Class A2, 3.136% 10/25/2024	392,932	391,612
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	300,000	294,829
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K731 Class A2, 3.6% 2/25/2025	302,013	300,329
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K732 Class A2, 3.7% 5/25/2025	1,629,751	1,618,225
Freddie Mac Multifamily Structured Pass Through Certificates Series 2018-K733 Class A2, 3.75% 8/25/2025	1,765,442	1,753,089
Freddie Mac Multifamily Structured Pass Through Certificates Series 2019-K734 Class A2, 3.208% 2/25/2026	894,520	882,862
Freddie Mac Multifamily Structured Pass Through Certificates Series 2019-K735 Class A2, 2.862% 5/25/2026	1,064,954	1,044,214
Freddie Mac Multifamily Structured Pass Through Certificates Series 2019-K736 Class A2, 2.282% 7/25/2026	900,000	874,191
Freddie Mac Multifamily Structured Pass Through Certificates Series 2022-K747 Class A2, 2.05% 11/25/2028	500,000	463,627
Freddie Mac Multifamily Structured Pass Through Certificates Series 2024-K523 Class AS, U.S. 30-Day Avg. SOFR Index + 0.55%, 5.8965% 4/25/2029 (c)(d)	2,199,807	2,199,799
Fremf 2015-Kplb Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/2025 (b)	4,200,000	4,123,132
TOTAL UNITED STATES		46,023,751
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $45,787,506)		46,023,751

Common Stocks - 6.8%
	Shares	Value ($)
CHINA - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares	55,500	1,980,127
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	2,300	552,023
TOTAL CHINA		2,532,150
FRANCE - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
LVMH Moet Hennessy Louis Vuitton SE	500	383,438
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City International Holdings Ltd ADR (b)(j)	10,083	75,623
Studio City International Holdings Ltd ADR (j)	11,100	83,250

TOTAL HONG KONG		158,873
IRELAND - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	1,800	636,264
LUXEMBOURG - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco S.C.A. Class A1 (g)(j)(k)	16,755	0
Tricer Holdco S.C.A. Class A2 (g)(j)(k)	16,755	0
Tricer Holdco S.C.A. Class A3 (g)(j)(k)	16,755	0
Tricer Holdco S.C.A. Class A4 (g)(j)(k)	16,755	0
Tricer Holdco S.C.A. Class A5 (g)(j)(k)	16,755	0
Tricer Holdco S.C.A. Class A6 (g)(j)(k)	16,755	0
Tricer Holdco S.C.A. Class A7 (g)(j)(k)	16,755	0
Tricer Holdco S.C.A. Class A8 (g)(j)(k)	16,755	0
Tricer Holdco S.C.A. Class A9 (g)(j)(k)	16,755	1
		1
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca (g)(j)	10,220	0
TOTAL LUXEMBOURG		1
NETHERLANDS - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASML Holding NV depository receipt	900	749,925
TAIWAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Taiwan Semiconductor Manufacturing Co Ltd ADR	5,200	903,084
UNITED STATES - 6.5%
Communication Services - 0.5%
Interactive Media & Services - 0.4%
Alphabet Inc Class A	4,200	696,570
Meta Platforms Inc Class A	8,800	5,037,472
Pinterest Inc Class A (j)	32,200	1,042,314
		6,776,356
Media - 0.1%
EchoStar Corp (e)(k)	22,127	620,441
EchoStar Corp Class A (j)(l)	36,100	896,002
iHeartMedia Inc Class A (j)(l)	5,655	10,462
		1,526,905
Consumer Discretionary - 0.7%
Automobile Components - 0.0%
UC Holdings Inc (g)(j)	33,750	21,937
Broadline Retail - 0.1%
Amazon.com Inc (j)	10,200	1,900,566
Hotels, Restaurants & Leisure - 0.3%
Airbnb Inc Class A (j)	6,400	811,584
Booking Holdings Inc	200	842,424
Boyd Gaming Corp	12,300	795,195
Domino's Pizza Inc	1,100	473,154
New Cotai LLC / New Cotai Capital Corp (g)(j)(k)	247,076	200,132
		3,122,489
Household Durables - 0.1%
TopBuild Corp (j)	4,300	1,749,283
Specialty Retail - 0.1%
Dick's Sporting Goods Inc	5,700	1,189,590
Williams-Sonoma Inc	4,600	712,632
		1,902,222
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc (j)	11,600	1,679,796
TOTAL CONSUMER DISCRETIONARY		10,376,293

Consumer Staples - 0.1%
Beverages - 0.0%
Celsius Holdings Inc (j)	11,200	351,232
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers Inc rights (g)(j)	40,826	26,388
US Foods Holding Corp (j)	12,800	787,200
		813,588
Personal Care Products - 0.0%
elf Beauty Inc (j)	3,200	348,896
TOTAL CONSUMER STAPLES		1,513,716

Energy - 0.4%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd (g)(j)	6,562	1
Superior Energy Services Inc Class A (g)	5,560	368,516
		368,517
Oil, Gas & Consumable Fuels - 0.4%
Antero Resources Corp (j)	12,900	369,585
California Resources Corp	865	45,386
Canvas Energy Inc Series A warrants 10/1/2024 (g)(j)	13	0
Canvas Energy Inc Series B warrants 10/1/2025 (g)(j)	13	0
Cheniere Energy Inc	7,900	1,420,736
EP Energy Corp (g)(j)	52,316	73,766
Mesquite Energy Inc (g)(j)	15,322	1,289,463
Permian Resources Corp Class A	151,900	2,067,359
Unit Corp	2,069	65,277
		5,331,572
TOTAL ENERGY		5,700,089

Financials - 1.0%
Capital Markets - 0.2%
Ares Management Corp Class A	4,400	685,696
Blue Owl Capital Inc Class A	33,300	644,688
Coinbase Global Inc Class A (j)	4,400	783,948
Moody's Corp	1,600	759,344
		2,873,676
Consumer Finance - 0.1%
OneMain Holdings Inc	29,100	1,369,737
Financial Services - 0.5%
Apollo Global Management Inc	20,300	2,535,673
Block Inc Class A (j)	9,800	657,874
Carnelian Point Holdings LP warrants (g)(j)	54	158
Fiserv Inc (j)	5,800	1,041,970
Mastercard Inc Class A	3,000	1,481,400
Visa Inc Class A	8,800	2,419,560
		8,136,635
Insurance - 0.2%
Arthur J Gallagher & Co	8,600	2,419,782
TOTAL FINANCIALS		14,799,830

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Cano Health LLC warrants (g)(j)	493	1,923
DaVita Inc (j)	2,800	459,004
Tenet Healthcare Corp (j)	3,700	614,940
		1,075,867
Industrials - 1.2%
Aerospace & Defense - 0.0%
TransDigm Group Inc	500	713,565
Building Products - 0.3%
Builders FirstSource Inc (j)	3,200	620,352
Carlisle Cos Inc	2,800	1,259,300
Fortune Brands Innovations Inc	11,300	1,011,689
Trane Technologies PLC	3,600	1,399,428
		4,290,769
Construction & Engineering - 0.3%
Comfort Systems USA Inc	5,000	1,951,750
EMCOR Group Inc	2,700	1,162,431
WillScot Holdings Corp (j)	28,500	1,071,600
		4,185,781
Electrical Equipment - 0.4%
Eaton Corp PLC	6,500	2,154,360
NEXTracker Inc Class A (j)	19,000	712,120
nVent Electric PLC	12,100	850,146
Vertiv Holdings Co Class A	20,100	1,999,749
		5,716,375
Machinery - 0.2%
Allison Transmission Holdings Inc	4,900	470,743
Deere & Co	700	292,131
Parker-Hannifin Corp	2,600	1,642,732
		2,405,606
Passenger Airlines - 0.0%
Delta Air Lines Inc	5,200	264,108
Trading Companies & Distributors - 0.0%
Core & Main Inc Class A (j)	10,800	479,520
Penhall Acquisition Company (g)	428	0
		479,520
TOTAL INDUSTRIALS		18,055,724

Information Technology - 1.7%
Communications Equipment - 0.1%
Arista Networks Inc (j)	3,600	1,381,752
IT Services - 0.0%
GTT Communications Inc (g)(j)	4,921	219,624
Semiconductors & Semiconductor Equipment - 1.0%
KLA Corp	2,000	1,548,820
Lam Research Corp	1,700	1,387,336
Marvell Technology Inc	9,500	685,140
Micron Technology Inc	5,200	539,292
NVIDIA Corp	66,000	8,015,040
ON Semiconductor Corp (j)	25,965	1,885,319
		14,060,947
Software - 0.6%
Adobe Inc (j)	3,000	1,553,340
Autodesk Inc (j)	2,300	633,604
Gen Digital Inc	21,100	578,773
Microsoft Corp	6,500	2,796,950
Monday.com Ltd (j)	2,600	722,202
Oracle Corp	7,800	1,329,120
Palo Alto Networks Inc (j)	2,000	683,600
Salesforce Inc	5,300	1,450,663
		9,748,252
Technology Hardware, Storage & Peripherals - 0.0%
Dell Technologies Inc Class C	5,800	687,532
TOTAL INFORMATION TECHNOLOGY		26,098,107

Materials - 0.3%
Chemicals - 0.1%
Chemours Co/The	30,845	626,770
Westlake Corp	2,200	330,638
		957,408
Construction Materials - 0.1%
Eagle Materials Inc	5,100	1,467,015
Martin Marietta Materials Inc	1,100	592,075
		2,059,090
Containers & Packaging - 0.1%
Graphic Packaging Holding CO	34,200	1,011,978
Metals & Mining - 0.0%
Elah Holdings Inc (j)	14	476
TOTAL MATERIALS		4,028,952

Utilities - 0.5%
Electric Utilities - 0.3%
Constellation Energy Corp	12,900	3,354,258
PG&E Corp	53,066	1,049,115
Portland General Electric Co	140	6,706
		4,410,079
Independent Power and Renewable Electricity Producers - 0.2%
PureWest Energy LLC (g)(j)	901	202
Vistra Corp	30,600	3,627,324
		3,627,526
TOTAL UTILITIES		8,037,605

TOTAL UNITED STATES		97,989,444
TOTAL COMMON STOCKS (Cost $72,544,612)		103,353,179

Convertible Corporate Bonds - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Communication Services - 0.3%
Media - 0.3%
DISH Network Corp 0% 12/15/2025	1,767,000	1,528,563
DISH Network Corp 3.375% 8/15/2026	2,667,000	2,139,882
		3,668,445
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (g)	317,846	731,365
Financials - 0.0%
Capital Markets - 0.0%
Coinbase Global Inc 0.25% 4/1/2030 (b)	390,000	352,754
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Wolfspeed Inc 1.875% 12/1/2029	5,455,000	2,029,260
TOTAL UNITED STATES		6,781,824
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $6,855,799)		6,781,824

Fixed-Income Funds - 5.0%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (m) (Cost $77,625,831)	784,262	76,724,346

Foreign Government and Government Agency Obligations - 11.0%
		Principal Amount (a)	Value ($)
ANGOLA - 0.1%
Angola Republic 8.25% 5/9/2028 (b)		650,000	616,688
Angola Republic 8.75% 4/14/2032 (b)		170,000	152,414
Angola Republic 9.375% 5/8/2048 (b)		310,000	260,788
Angola Republic 9.5% 11/12/2025 (b)		795,000	808,913
TOTAL ANGOLA			1,838,803
ARGENTINA - 0.6%
Argentine Republic 0.75% 7/9/2030 (n)		5,496,296	3,372,032
Argentine Republic 1% 7/9/2029		738,798	479,849
Argentine Republic 3.5% 7/9/2041 (n)		1,140,000	519,840
Argentine Republic 4.125% 7/9/2035 (n)		3,492,241	1,676,276
Argentine Republic 5% 1/9/2038 (n)		2,032,304	1,066,960
Bonos Para La Reconstruccion De Una Argentina Libre 0% 6/30/2025		308,358	223,415
TOTAL ARGENTINA			7,338,372
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (b)		280,000	238,438
AUSTRALIA - 0.3%
Australian Commonwealth 1.75% 11/21/2032 (o)	AUD	1,600,000	940,026
Australian Commonwealth 1.75% 6/21/2051 (o)	AUD	8,595,000	3,356,782
TOTAL AUSTRALIA			4,296,808
BAHAMAS (NASSAU) - 0.0%
Bahamas Government International Bond 6% 11/21/2028 (b)		310,000	289,075
BAHRAIN - 0.0%
Kingdom of Bahrain 5.625% 5/18/2034 (b)		155,000	147,879
Kingdom of Bahrain 7.5% 2/12/2036 (b)		200,000	216,250
TOTAL BAHRAIN			364,129
BARBADOS - 0.0%
Barbados 6.5% 10/1/2029 (b)		354,000	338,291
BENIN - 0.0%
Republic of Benin 4.875% 1/19/2032 (b)	EUR	275,000	273,591
Republic of Benin 7.96% 2/13/2038 (b)		290,000	287,372
TOTAL BENIN			560,963
BERMUDA - 0.1%
Bermuda 2.375% 8/20/2030 (b)		55,000	48,554
Bermuda 3.375% 8/20/2050 (b)		165,000	121,275
Bermuda 3.717% 1/25/2027 (b)		645,000	632,302
Bermuda 4.75% 2/15/2029 (b)		360,000	360,479
Bermuda 5% 7/15/2032 (b)		260,000	262,600
TOTAL BERMUDA			1,425,210
BRAZIL - 0.2%
Federative Republic of Brazil 3.875% 6/12/2030		830,000	775,411
Federative Republic of Brazil 6% 10/20/2033		335,000	340,514
Federative Republic of Brazil 7.125% 1/20/2037		565,000	622,348
Federative Republic of Brazil 7.125% 5/13/2054		215,000	222,882
Federative Republic of Brazil 8.25% 1/20/2034		1,045,000	1,232,504
TOTAL BRAZIL			3,193,659
CHILE - 0.2%
Chilean Republic 2.45% 1/31/2031		1,355,000	1,207,983
Chilean Republic 2.75% 1/31/2027		310,000	299,828
Chilean Republic 3.1% 1/22/2061		700,000	464,800
Chilean Republic 3.5% 1/31/2034		200,000	183,400
Chilean Republic 4% 1/31/2052		200,000	165,099
Chilean Republic 4.34% 3/7/2042		260,000	236,990
Chilean Republic 5.33% 1/5/2054		505,000	511,313
TOTAL CHILE			3,069,413
COLOMBIA - 0.3%
Colombian Republic 3% 1/30/2030		1,025,000	877,913
Colombian Republic 3.125% 4/15/2031		535,000	441,375
Colombian Republic 3.25% 4/22/2032		290,000	233,595
Colombian Republic 4.125% 5/15/2051		220,000	138,380
Colombian Republic 5% 6/15/2045		855,000	627,570
Colombian Republic 5.2% 5/15/2049		650,000	480,675
Colombian Republic 6.125% 1/18/2041		40,000	35,125
Colombian Republic 7.375% 9/18/2037		140,000	141,908
Colombian Republic 7.5% 2/2/2034		250,000	259,125
Colombian Republic 8% 11/14/2035		310,000	329,995
Colombian Republic 8% 4/20/2033		280,000	300,532
Colombian Republic 8.75% 11/14/2053		290,000	317,443
TOTAL COLOMBIA			4,183,636
COSTA RICA - 0.0%
Costa Rica Government International Bond 5.625% 4/30/2043 (b)		285,000	266,475
Costa Rica Government International Bond 6.125% 2/19/2031 (b)		130,000	134,680
Costa Rica Government International Bond 7.3% 11/13/2054 (b)		305,000	336,918
TOTAL COSTA RICA			738,073
COTE D'IVOIRE - 0.1%
Cote d'Ivoire Treasury Bill 5.875% 10/17/2031 (b)	EUR	920,000	970,333
Cote d'Ivoire Treasury Bill 6.375% 3/3/2028 (b)		490,000	490,000
Cote d'Ivoire Treasury Bill 8.25% 1/30/2037 (b)		300,000	308,062
TOTAL COTE D'IVOIRE			1,768,395
DOMINICAN REPUBLIC - 0.3%
Dominican Republic International Bond 4.5% 1/30/2030 (b)		735,000	703,072
Dominican Republic International Bond 4.875% 9/23/2032 (b)		860,000	819,688
Dominican Republic International Bond 5.875% 1/30/2060 (b)		270,000	253,378
Dominican Republic International Bond 5.95% 1/25/2027 (b)		445,000	450,980
Dominican Republic International Bond 6% 7/19/2028 (b)		360,000	368,885
Dominican Republic International Bond 6.5% 2/15/2048 (b)		215,000	221,315
Dominican Republic International Bond 6.6% 6/1/2036 (b)		224,000	237,551
Dominican Republic International Bond 6.85% 1/27/2045 (b)		300,000	319,392
Dominican Republic International Bond 6.875% 1/29/2026 (b)		790,000	804,566
Dominican Republic International Bond 7.05% 2/3/2031 (b)		375,000	404,078
Dominican Republic International Bond 7.45% 4/30/2044 (b)		335,000	379,692
TOTAL DOMINICAN REPUBLIC			4,962,597
ECUADOR - 0.1%
Republic of Ecuador 5.5% 7/31/2035 (b)(n)		705,000	400,793
Republic of Ecuador 6.9% 7/31/2030 (b)(n)		1,220,000	886,330
TOTAL ECUADOR			1,287,123
EGYPT - 0.2%
Arab Republic of Egypt 7.0529% 1/15/2032 (b)		30,000	25,987
Arab Republic of Egypt 7.5% 1/31/2027 (b)		830,000	826,628
Arab Republic of Egypt 7.5% 2/16/2061 (b)		480,000	347,702
Arab Republic of Egypt 7.6003% 3/1/2029 (b)		370,000	357,281
Arab Republic of Egypt 7.903% 2/21/2048 (b)		460,000	352,475
Arab Republic of Egypt 8.5% 1/31/2047 (b)		580,000	468,169
Arab Republic of Egypt 8.7002% 3/1/2049 (b)		460,000	376,915
Arab Republic of Egypt Treasury Bills 0% 1/14/2025	EGP	8,900,000	170,035
Arab Republic of Egypt Treasury Bills 0% 12/10/2024	EGP	7,250,000	142,189
Arab Republic of Egypt Treasury Bills 0% 3/18/2025	EGP	14,675,000	267,889
TOTAL EGYPT			3,335,270
EL SALVADOR - 0.1%
El Salvador Republic 0.25% 4/17/2030 (b)		290,000	6,525
El Salvador Republic 6.375% 1/18/2027 (b)		75,000	72,000
El Salvador Republic 7.1246% 1/20/2050 (b)		290,000	220,400
El Salvador Republic 7.625% 2/1/2041 (b)		90,000	73,322
El Salvador Republic 7.65% 6/15/2035 (b)		135,000	116,573
El Salvador Republic 9.25% 4/17/2030 (b)		290,000	287,901
TOTAL EL SALVADOR			776,721
GABON - 0.0%
Gabon Government International Bond 6.625% 2/6/2031 (b)		425,000	328,180
Gabon Government International Bond 7% 11/24/2031 (b)		455,000	349,781
TOTAL GABON			677,961
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (b)		290,000	274,260
GERMANY - 3.1%
German Federal Republic 1.8% 8/15/2053 (o)	EUR	2,290,000	2,206,197
German Federal Republic 2.1% 4/12/2029 (o)	EUR	1,250,000	1,400,551
German Federal Republic 2.2% 12/12/2024 (o)	EUR	5,260,000	5,844,805
German Federal Republic 2.4% 10/19/2028 (o)	EUR	2,570,000	2,913,027
German Federal Republic 2.6% 8/15/2033 (o)	EUR	28,500,000	33,101,219
TOTAL GERMANY			45,465,799
GHANA - 0.0%
Ghana Republic 10.75% 10/14/2030 (b)		520,000	352,951
Ghana Republic 7.75% (b)(i)		285,000	151,406
Ghana Republic 8.627% (b)(i)		255,000	134,831
TOTAL GHANA			639,188
GUATEMALA - 0.0%
Republic of Guatemala 4.9% 6/1/2030 (b)		230,000	224,322
Republic of Guatemala 5.375% 4/24/2032 (b)		120,000	119,100
Republic of Guatemala 6.125% 6/1/2050 (b)		225,000	215,086
Republic of Guatemala 6.6% 6/13/2036 (b)		190,000	198,835
TOTAL GUATEMALA			757,343
HUNGARY - 0.1%
Hungary Government 2.125% 9/22/2031 (b)		205,000	169,843
Hungary Government 3.125% 9/21/2051 (b)		340,000	227,214
Hungary Government 5.25% 6/16/2029 (b)		295,000	299,165
Hungary Government 5.5% 6/16/2034 (b)		695,000	708,504
Hungary Government 6.125% 5/22/2028 (b)		225,000	234,576
Hungary Government 6.75% 9/25/2052 (b)		145,000	163,451
TOTAL HUNGARY			1,802,753
INDONESIA - 0.4%
Indonesia Government 3.2% 9/23/2061		400,000	279,750
Indonesia Government 4.35% 1/11/2048		300,000	277,292
Indonesia Government 5.125% 1/15/2045 (b)		1,160,000	1,188,638
Indonesia Government 5.25% 1/17/2042 (b)		305,000	317,105
Indonesia Government 5.95% 1/8/2046 (b)		350,000	390,688
Indonesia Government 6.625% 2/17/2037 (b)		220,000	257,124
Indonesia Government 6.75% 1/15/2044 (b)		330,000	402,394
Indonesia Government 7.75% 1/17/2038 (b)		930,000	1,193,016
Indonesia Government 8.5% 10/12/2035 (b)		875,000	1,151,992
TOTAL INDONESIA			5,457,999
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		595,000	403,856
Israel Government 5.75% 3/12/2054		315,000	299,521
TOTAL ISRAEL			703,377
JAMAICA - 0.0%
Jamaican Government 6.75% 4/28/2028		255,000	269,104
Jamaican Government 7.875% 7/28/2045		160,000	197,040
TOTAL JAMAICA			466,144
JAPAN - 0.5%
Japan Government 0.7% 12/20/2048	JPY	1,270,000,000	6,753,422
JORDAN - 0.1%
Jordan Government 4.95% 7/7/2025 (b)		575,000	567,272
Jordan Government 7.375% 10/10/2047 (b)		110,000	100,787
Jordan Government 7.5% 1/13/2029 (b)		200,000	202,700
Jordan Government 7.75% 1/15/2028 (b)		320,000	328,301
TOTAL JORDAN			1,199,060
KENYA - 0.0%
Republic of Kenya Infrastructure Bond 6.3% 1/23/2034 (b)		195,000	159,047
Republic of Kenya Infrastructure Bond 7.25% 2/28/2028 (b)		100,000	96,124
Republic of Kenya Infrastructure Bond 9.75% 2/16/2031 (b)		350,000	352,188
TOTAL KENYA			607,359
LEBANON - 0.0%
Lebanon Republic 5.8% (i)(o)		625,000	48,828
Lebanon Republic 6.375% (i)		810,000	62,816
TOTAL LEBANON			111,644
MEXICO - 0.3%
United Mexican States 3.5% 2/12/2034		610,000	518,500
United Mexican States 3.75% 4/19/2071		1,000,000	635,313
United Mexican States 4.875% 5/19/2033		345,000	330,510
United Mexican States 5.75% 10/12/2110		840,000	726,600
United Mexican States 6% 5/7/2036		600,000	610,800
United Mexican States 6.05% 1/11/2040		670,000	677,960
United Mexican States 6.338% 5/4/2053		305,000	303,188
United Mexican States 6.35% 2/9/2035		465,000	487,320
TOTAL MEXICO			4,290,191
MONGOLIA - 0.0%
Mongolia Government 7.875% 6/5/2029 (b)		200,000	211,250
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (b)		380,000	396,055
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (b)		495,000	536,611
NETHERLANDS - 0.0%
Dutch Government 0.5% 7/15/2032 (b)(o)	EUR	10,000	9,718
NIGERIA - 0.2%
Republic of Nigeria 6.125% 9/28/2028 (b)		1,150,000	1,043,266
Republic of Nigeria 6.5% 11/28/2027 (b)		445,000	417,466
Republic of Nigeria 7.143% 2/23/2030 (b)		360,000	326,813
Republic of Nigeria 7.625% 11/21/2025 (b)		345,000	345,108
Republic of Nigeria 7.696% 2/23/2038 (b)		280,000	228,200
Republic of Nigeria 7.875% 2/16/2032 (b)		160,000	144,000
Republic of Nigeria Treasury Bills 0% 3/6/2025	NGN	601,565,000	326,743
Republic of Nigeria Treasury Bills 0% 4/10/2025	NGN	192,090,000	101,904
Republic of Nigeria Treasury Bills 0% 5/20/2025	NGN	207,005,000	106,827
TOTAL NIGERIA			3,040,327
OMAN - 0.2%
Oman Sultanate 5.375% 3/8/2027 (b)		120,000	121,425
Oman Sultanate 5.625% 1/17/2028 (b)		930,000	952,378
Oman Sultanate 6% 8/1/2029 (b)		450,000	471,797
Oman Sultanate 6.25% 1/25/2031 (b)		425,000	453,156
Oman Sultanate 6.5% 3/8/2047 (b)		195,000	205,542
Oman Sultanate 6.75% 1/17/2048 (b)		920,000	997,050
Oman Sultanate 7% 1/25/2051 (b)		105,000	117,338
TOTAL OMAN			3,318,686
PAKISTAN - 0.1%
Islamic Republic of Pakistan 6% 4/8/2026 (b)		730,000	682,550
Islamic Republic of Pakistan 6.875% 12/5/2027 (b)		430,000	389,688
Islamic Republic of Pakistan 7.375% 4/8/2031 (b)		480,000	406,200
TOTAL PAKISTAN			1,478,438
PANAMA - 0.2%
Panamanian Republic 2.252% 9/29/2032		400,000	309,000
Panamanian Republic 3.298% 1/19/2033		445,000	370,908
Panamanian Republic 3.87% 7/23/2060		715,000	449,556
Panamanian Republic 4.5% 4/16/2050		780,000	573,253
Panamanian Republic 4.5% 5/15/2047		250,000	189,124
Panamanian Republic 6.853% 3/28/2054		200,000	202,100
Panamanian Republic 7.875% 3/1/2057		290,000	327,164
Panamanian Republic 8% 3/1/2038		305,000	343,583
TOTAL PANAMA			2,764,688
PARAGUAY - 0.1%
Republic of Paraguay 2.739% 1/29/2033 (b)		225,000	191,671
Republic of Paraguay 4.95% 4/28/2031 (b)		480,000	478,650
Republic of Paraguay 5.4% 3/30/2050 (b)		265,000	247,113
Republic of Paraguay 6% 2/9/2036 (b)		260,000	274,040
TOTAL PARAGUAY			1,191,474
PERU - 0.1%
Peruvian Republic 2.783% 1/23/2031		740,000	660,450
Peruvian Republic 3% 1/15/2034		440,000	376,640
Peruvian Republic 3.3% 3/11/2041		360,000	284,234
TOTAL PERU			1,321,324
PHILIPPINES - 0.1%
Philippine Republic 2.65% 12/10/2045		390,000	274,706
Philippine Republic 2.95% 5/5/2045		160,000	118,300
Philippine Republic 5% 7/17/2033		210,000	216,497
Philippine Republic 5.5% 1/17/2048		200,000	213,342
Philippine Republic 5.6% 5/14/2049		295,000	318,692
Philippine Republic 5.609% 4/13/2033		305,000	326,922
Philippine Republic 5.95% 10/13/2047		490,000	551,556
TOTAL PHILIPPINES			2,020,015
POLAND - 0.1%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (b)		200,000	204,520
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (b)		200,000	214,360
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (b)		495,000	531,363
Republic of Poland 5.5% 3/18/2054		285,000	290,150
Republic of Poland 5.5% 4/4/2053		210,000	215,365
Republic of Poland 5.75% 11/16/2032		425,000	456,616
TOTAL POLAND			1,912,374
QATAR - 0.3%
State of Qatar 4.4% 4/16/2050 (b)		1,450,000	1,341,250
State of Qatar 4.625% 6/2/2046 (b)		575,000	557,710
State of Qatar 4.817% 3/14/2049 (b)		1,060,000	1,047,081
State of Qatar 5.103% 4/23/2048 (b)		975,000	1,002,963
State of Qatar 9.75% 6/15/2030 (b)		295,000	382,465
TOTAL QATAR			4,331,469
ROMANIA - 0.1%
Romanian Republic 2% 4/14/2033 (o)	EUR	135,000	116,934
Romanian Republic 3% 2/27/2027 (b)		265,000	254,069
Romanian Republic 3.375% 1/28/2050 (o)	EUR	170,000	128,340
Romanian Republic 3.625% 3/27/2032 (b)		470,000	417,859
Romanian Republic 4% 2/14/2051 (b)		150,000	108,900
Romanian Republic 6.625% 2/17/2028 (b)		225,000	235,013
Romanian Republic 7.125% 1/17/2033 (b)		80,000	87,524
Romanian Republic 8% 4/29/2030	RON	1,115,000	266,000
TOTAL ROMANIA			1,614,639
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (b)		560,000	463,225
SAUDI ARABIA - 0.3%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (b)		665,000	555,483
Kingdom of Saudi Arabia 3.45% 2/2/2061 (b)		1,120,000	759,954
Kingdom of Saudi Arabia 3.625% 3/4/2028 (b)		315,000	308,700
Kingdom of Saudi Arabia 3.75% 1/21/2055 (b)		655,000	483,267
Kingdom of Saudi Arabia 4.5% 10/26/2046 (b)		640,000	564,000
Kingdom of Saudi Arabia 4.5% 4/22/2060 (b)		225,000	189,281
Kingdom of Saudi Arabia 4.625% 10/4/2047 (b)		330,000	295,144
Kingdom of Saudi Arabia 5% 1/18/2053 (b)		375,000	347,344
Kingdom of Saudi Arabia 5.75% 1/16/2054 (b)		315,000	320,906
TOTAL SAUDI ARABIA			3,824,079
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (b)		315,000	271,195
SERBIA - 0.1%
Republic of Serbia 2.125% 12/1/2030 (b)		840,000	701,820
Republic of Serbia 6% 6/12/2034 (b)		335,000	344,883
Republic of Serbia 6.5% 9/26/2033 (b)		405,000	432,653
TOTAL SERBIA			1,479,356
SOUTH AFRICA - 0.1%
South African Republic 4.85% 9/27/2027		285,000	284,778
South African Republic 4.85% 9/30/2029		235,000	227,950
South African Republic 5% 10/12/2046		395,000	304,644
South African Republic 5.65% 9/27/2047		190,000	158,174
South African Republic 5.75% 9/30/2049		620,000	513,825
South African Republic 5.875% 4/20/2032		280,000	278,250
TOTAL SOUTH AFRICA			1,767,621
SRI LANKA - 0.1%
Sri Lanka Government International Bond 6.2% (b)(i)		300,000	167,343
Sri Lanka Government International Bond 6.825% (b)(i)		365,000	205,084
Sri Lanka Government International Bond 6.85% (b)(i)		245,000	137,813
Sri Lanka Government International Bond 7.55% (b)(i)		235,000	131,893
Sri Lanka Government International Bond 7.85% (b)(i)		505,000	284,694
TOTAL SRI LANKA			926,827
TURKEY - 0.7%
Turkish Republic 26.2% 10/5/2033	TRY	8,645,000	248,752
Turkish Republic 31.08% 11/8/2028	TRY	13,415,000	402,185
Turkish Republic 37% 2/18/2026	TRY	4,065,000	117,679
Turkish Republic 4.25% 4/14/2026		830,000	823,858
Turkish Republic 4.75% 1/26/2026		980,000	981,531
Turkish Republic 4.875% 10/9/2026		650,000	648,375
Turkish Republic 4.875% 4/16/2043		815,000	614,266
Turkish Republic 5.125% 2/17/2028		520,000	515,580
Turkish Republic 5.25% 3/13/2030		185,000	178,641
Turkish Republic 5.75% 5/11/2047		520,000	421,200
Turkish Republic 6% 1/14/2041		770,000	678,563
Turkish Republic 6% 3/25/2027		170,000	173,506
Turkish Republic 6.625% 2/17/2045		310,000	281,697
Turkish Republic 7.625% 5/15/2034		325,000	344,906
Turkish Republic 9.125% 7/13/2030		350,000	399,547
Turkish Republic 9.375% 1/19/2033		840,000	983,850
Turkish Republic 9.375% 3/14/2029		490,000	555,844
Turkish Republic 9.875% 1/15/2028		1,165,000	1,317,906
TOTAL TURKEY			9,687,886
UKRAINE - 0.1%
Ukraine Government 0% 2/1/2030 (b)(n)(p)		109,055	47,438
Ukraine Government 0% 2/1/2034 (b)(n)(p)		407,526	137,948
Ukraine Government 0% 2/1/2035 (b)(n)(p)		629,387	274,098
Ukraine Government 0% 2/1/2036 (b)(n)(p)		286,989	123,621
Ukraine Government 0% 8/1/2041 (b)(c)		370,000	259,185
Ukraine Government 1.75% 2/1/2029 (b)(n)		457,501	268,050
Ukraine Government 1.75% 2/1/2034 (b)(n)		626,091	277,358
Ukraine Government 1.75% 2/1/2035 (b)(n)		428,419	184,649
Ukraine Government 1.75% 2/1/2036 (b)(n)		284,447	121,231
TOTAL UKRAINE			1,693,578
UNITED ARAB EMIRATES - 0.3%
Emirate of Abu Dhabi 3% 9/15/2051 (b)		645,000	458,756
Emirate of Abu Dhabi 3.125% 9/30/2049 (b)		1,915,000	1,400,344
Emirate of Abu Dhabi 3.875% 4/16/2050 (b)		620,000	520,025
Emirate of Abu Dhabi 5.5% 4/30/2054 (b)		395,000	420,675
Emirate of Dubai 3.9% 9/9/2050 (o)		920,000	709,550
Emirate of Dubai 5.25% 1/30/2043 (o)		330,000	330,000
TOTAL UNITED ARAB EMIRATES			3,839,350
UNITED KINGDOM - 0.6%
United Kingdom of Great Britain and Northern Ireland 3.25% 1/31/2033 (o)	GBP	6,250,000	7,953,690
URUGUAY - 0.1%
Uruguay Republic 5.1% 6/18/2050		675,000	672,638
Uruguay Republic 5.75% 10/28/2034		300,000	326,156
Uruguay Republic 9.75% 7/20/2033	UYU	11,685,000	279,074
TOTAL URUGUAY			1,277,868
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.7% 11/25/2030 (b)		115,000	99,151
Republic of Uzbekistan 3.9% 10/19/2031 (b)		205,000	174,955
TOTAL UZBEKISTAN			274,106
VENEZUELA - 0.0%
Venezuela Republic 11.95% (i)(o)		1,090,000	172,765
Venezuela Republic 12.75% (i)(o)		190,000	30,400
Venezuela Republic 9.25% (i)		2,395,000	377,213
TOTAL VENEZUELA			580,378
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (b)		62,254	30,660
Republic of Zambia 5.75% 6/30/2033 (b)(n)		66,312	58,189
TOTAL ZAMBIA			88,849
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $170,357,424)			167,486,552

Non-Convertible Corporate Bonds - 34.0%
		Principal Amount (a)	Value ($)
ARGENTINA - 0.0%
Provincia de Cordoba 6.875% 12/10/2025 (b)(n)		195,922	190,239
Provincia de Cordoba 6.99% 6/1/2027 (b)(n)		515,562	460,644
TOTAL ARGENTINA			650,883
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
FMG Resources August 2006 Pty Ltd 4.375% 4/1/2031 (b)		445,000	415,810
FMG Resources August 2006 Pty Ltd 4.5% 9/15/2027 (b)		485,000	477,275
Mineral Resources Ltd 8% 11/1/2027 (b)		280,000	287,604
Mineral Resources Ltd 8.125% 5/1/2027 (b)		960,000	969,284
Mineral Resources Ltd 8.5% 5/1/2030 (b)		210,000	218,785
Mineral Resources Ltd 9.25% 10/1/2028 (b)		515,000	548,366

TOTAL AUSTRALIA			2,917,124
AZERBAIJAN - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (b)		1,075,000	1,098,852
BAHRAIN - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Bapco Energies BSC Closed 7.5% 10/25/2027 (b)		665,000	695,756
Bapco Energies BSC Closed 8.375% 11/7/2028 (b)		180,000	195,309

TOTAL BAHRAIN			891,065
BELGIUM - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenet Finance Luxembourg Notes Sarl 5.5% 3/1/2028 (b)		600,000	586,500
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev SA/NV 3.95% 3/22/2044 (o)	EUR	1,250,000	1,421,182
TOTAL BELGIUM			2,007,682
BRAZIL - 0.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sitios Latinoamerica SAB de CV 5.375% 4/4/2032 (b)		445,000	427,200
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Minerva Luxembourg SA 8.875% 9/13/2033 (b)		320,000	348,916
NBM US Holdings Inc 6.625% 8/6/2029 (b)		615,000	624,994
			973,910
Food Products - 0.0%
Adecoagro SA 6% 9/21/2027 (b)		270,000	269,241
Marb Bondco PLC 3.95% 1/29/2031 (b)		345,000	304,394
			573,635
Energy - 0.1%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (b)		414,075	393,052
Yinson Boronia Production BV 8.947% 7/31/2042 (b)		585,000	624,225
			1,017,277
Oil, Gas & Consumable Fuels - 0.1%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (b)		977,905	837,869
Petrorio Luxembourg Holding Sarl 6.125% 6/9/2026 (b)		230,000	229,569
			1,067,438
TOTAL ENERGY			2,084,715

Financials - 0.1%
Banks - 0.0%
Banco do Brasil SA/Cayman 6% 3/18/2031 (b)		420,000	428,984
Financial Services - 0.1%
Cosan Luxembourg SA 7.25% 6/27/2031 (b)		300,000	313,642
Raizen Fuels Finance SA 5.7% 1/17/2035 (b)		305,000	303,460
Raizen Fuels Finance SA 6.95% 3/5/2054 (b)		360,000	384,372
			1,001,474
TOTAL FINANCIALS			1,430,458

Industrials - 0.1%
Aerospace & Defense - 0.1%
Embraer Netherlands Finance BV 5.4% 2/1/2027		325,000	329,241
Embraer Netherlands Finance BV 6.95% 1/17/2028 (b)		390,000	410,339
Embraer Netherlands Finance BV 7% 7/28/2030 (b)		320,000	348,544
			1,088,124
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% 5/28/2029 (b)		623,771	392,951
Azul Secured Finance LLP 11.93% 8/28/2028 (b)		300,000	290,250
			683,201
TOTAL INDUSTRIALS			1,771,325

Materials - 0.5%
Chemicals - 0.2%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (b)		300,000	234,000
Braskem Netherlands Finance BV 7.25% 2/13/2033 (b)		375,000	371,513
Braskem Netherlands Finance BV 8.5% 1/12/2031 (b)		595,000	631,265
			1,236,778
Metals & Mining - 0.3%
CSN Inova Ventures 6.75% 1/28/2028 (b)		485,000	468,898
CSN Resources SA 5.875% 4/8/2032 (b)		420,000	356,790
CSN Resources SA 8.875% 12/5/2030 (b)		200,000	202,060
ERO Copper Corp 6.5% 2/15/2030 (b)		415,000	412,638
Nexa Resources SA 6.5% 1/18/2028 (b)		356,000	367,348
Nexa Resources SA 6.75% 4/9/2034 (b)		200,000	211,750
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(c)		1,067,084	993,989
Vale Overseas Ltd 6.4% 6/28/2054		515,000	540,853
			3,554,326
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (b)		325,000	332,800
Suzano Austria GmbH 3.75% 1/15/2031		245,000	225,694
			558,494
TOTAL MATERIALS			5,349,598

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (b)		200,000	215,999
TOTAL BRAZIL			12,826,840
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 5% 10/14/2026 (b)		580,000	562,310
CANADA - 0.8%
Communication Services - 0.0%
Media - 0.0%
Videotron Ltd 5.125% 4/15/2027 (b)		615,000	612,960
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance Inc 3.875% 1/15/2028 (b)		570,000	547,730
1011778 BC ULC / New Red Finance Inc 4% 10/15/2030 (b)		2,320,000	2,139,367
1011778 BC ULC / New Red Finance Inc 4.375% 1/15/2028 (b)		560,000	544,048
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (b)		600,000	623,536
			3,854,681
Household Durables - 0.0%
Brookfield Residential Properties Inc / Brookfield Residential US LLC 4.875% 2/15/2030 (b)		405,000	381,264
TOTAL CONSUMER DISCRETIONARY			4,235,945

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (b)		550,000	552,063
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Parkland Corp 4.5% 10/1/2029 (b)		440,000	416,584
Parkland Corp 4.625% 5/1/2030 (b)		550,000	518,679
Parkland Corp 6.625% 8/15/2032 (b)		280,000	284,250
Teine Energy Ltd 6.875% 4/15/2029 (b)		445,000	438,112
			1,657,625
Financials - 0.0%
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (b)		175,000	190,308
Industrials - 0.2%
Aerospace & Defense - 0.2%
Bombardier Inc 6% 2/15/2028 (b)		280,000	281,851
Bombardier Inc 7.125% 6/15/2026 (b)		146,000	148,240
Bombardier Inc 7.25% 7/1/2031 (b)		280,000	296,012
Bombardier Inc 7.875% 4/15/2027 (b)		658,000	659,847
Bombardier Inc 8.75% 11/15/2030 (b)		430,000	472,172
			1,858,122
Machinery - 0.0%
ATS Corp 4.125% 12/15/2028 (b)		460,000	433,110
Passenger Airlines - 0.0%
Air Canada 3.875% 8/15/2026 (b)		425,000	413,859
TOTAL INDUSTRIALS			2,705,091

Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (b)		530,000	559,027
Open Text Holdings Inc 4.125% 12/1/2031 (b)		245,000	225,149
Open Text Holdings Inc 4.125% 2/15/2030 (b)		300,000	281,598
			1,065,774
Materials - 0.1%
Chemicals - 0.0%
NOVA Chemicals Corp 8.5% 11/15/2028 (b)		385,000	410,963
Containers & Packaging - 0.1%
Cascades Inc/Cascades USA Inc 5.125% 1/15/2026 (b)		300,000	297,107
Cascades Inc/Cascades USA Inc 5.375% 1/15/2028 (b)		300,000	293,239
Intelligent Packaging Ltd Finco Inc / Intelligent Packaging Ltd Co-Issuer LLC 6% 9/15/2028 (b)		255,000	252,838
			843,184
Metals & Mining - 0.0%
Hudbay Minerals Inc 4.5% 4/1/2026 (b)		360,000	356,079
TOTAL MATERIALS			1,610,226

TOTAL CANADA			12,629,992
CHILE - 0.3%
Communication Services - 0.1%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (b)		320,000	292,000
Wireless Telecommunication Services - 0.1%
VTR Comunicaciones SpA 4.375% 4/15/2029 (b)		210,000	180,075
VTR Comunicaciones SpA 5.125% 1/15/2028 (b)		620,000	567,883
			747,958
TOTAL COMMUNICATION SERVICES			1,039,958

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (b)		200,000	210,100
Empresa Nacional del Petroleo 6.15% 5/10/2033 (b)		305,000	323,873
			533,973
Materials - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC 2.375% 10/14/2030 (b)		685,000	593,169
Antofagasta PLC 5.625% 5/13/2032 (b)		260,000	265,816
Corp Nacional del Cobre de Chile 3% 9/30/2029 (b)		105,000	96,698
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (b)		280,000	258,336
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (b)		870,000	647,607
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (b)		290,000	289,004
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (b)		205,000	215,442
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (b)		290,000	307,220
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (b)		205,000	222,873
			2,896,165
Paper & Forest Products - 0.0%
Inversiones CMPC SA 3% 4/6/2031 (b)		245,000	217,513
TOTAL MATERIALS			3,113,678

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (b)		193,000	200,822
TOTAL CHILE			4,888,431
CHINA - 0.4%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd 1.81% 1/26/2026 (b)		240,000	232,270
Tencent Holdings Ltd 2.39% 6/3/2030 (b)		495,000	447,835
Tencent Holdings Ltd 3.975% 4/11/2029 (b)		180,000	178,031
			858,136
Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Alibaba Group Holding Ltd 2.125% 2/9/2031		300,000	261,636
JD.com Inc 3.375% 1/14/2030		850,000	809,753
Prosus NV 2.031% 8/3/2032 (o)	EUR	210,000	201,238
Prosus NV 3.061% 7/13/2031 (b)		385,000	339,402
Prosus NV 3.68% 1/21/2030 (b)		370,000	348,263
Prosus NV 4.027% 8/3/2050 (b)		595,000	433,237
Prosus NV 4.193% 1/19/2032 (b)		205,000	192,443
			2,585,972
Hotels, Restaurants & Leisure - 0.1%
Meituan 2.125% 10/28/2025 (b)		275,000	266,922
Meituan 3.05% 10/28/2030 (b)		335,000	305,059
Meituan 4.625% 10/2/2029 (b)		280,000	278,347
			850,328
TOTAL CONSUMER DISCRETIONARY			3,436,300

Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd 3.421% 11/2/2030 (b)		485,000	450,141
Lenovo Group Ltd 5.875% 4/24/2025 (o)		200,000	201,052
			651,193
Materials - 0.0%
Chemicals - 0.0%
ENN Clean Energy International Investment Ltd 3.375% 5/12/2026 (b)		420,000	407,794
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (b)		640,000	640,192
TOTAL CHINA			5,993,615
COLOMBIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (b)		210,000	178,269
Energy - 0.3%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (b)		454,000	434,251
Oil, Gas & Consumable Fuels - 0.3%
Canacol Energy Ltd 5.75% 11/24/2028 (b)		265,000	137,850
Ecopetrol SA 4.625% 11/2/2031		335,000	286,995
Ecopetrol SA 8.375% 1/19/2036		290,000	295,800
Ecopetrol SA 8.875% 1/13/2033		960,000	1,028,352
Geopark Ltd 5.5% 1/17/2027 (b)		505,000	480,457
Gran Tierra Energy Inc 9.5% 10/15/2029 (b)		940,000	889,710
			3,119,164
TOTAL ENERGY			3,553,415

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (c)		295,000	313,880
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 6.875% 8/9/2026 (b)		715,000	708,565
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enfragen Energia Sur SA 5.375% 12/30/2030 (b)		1,020,000	877,200
Termocandelaria Power SA 7.75% 9/17/2031 (b)		440,000	449,372
			1,326,572
TOTAL COLOMBIA			6,080,701
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (b)		425,000	466,438
CZECH REPUBLIC - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Energo-Pro AS 8.5% 2/4/2027 (b)		465,000	468,488
DENMARK - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS 5.25% 12/8/3022 (c)(o)	EUR	600,000	686,257
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (b)		300,000	313,283
FINLAND - 0.0%
Financials - 0.0%
Insurance - 0.0%
Sampo Oyj 2.5% 9/3/2052 (c)(o)	EUR	222,000	223,225
FRANCE - 1.2%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 5.125% 1/15/2029 (b)		135,000	94,865
Altice France SA 5.125% 7/15/2029 (b)		4,495,000	3,160,965
Altice France SA 5.5% 1/15/2028 (b)		1,355,000	985,290
Altice France SA 5.5% 10/15/2029 (b)		2,950,000	2,066,001
			6,307,121
Energy - 0.1%
Energy Equipment & Services - 0.1%
Vallourec SACA 7.5% 4/15/2032 (b)		565,000	599,328
Viridien 8.75% 4/1/2027 (b)		590,000	575,491
			1,174,819
Financials - 0.2%
Banks - 0.2%
Banque Federative du Credit Mutuel SA 3.75% 2/3/2034 (o)	EUR	400,000	458,894
Credit Agricole SA 5.5% 8/28/2033 (c)(o)	EUR	2,000,000	2,365,929
			2,824,823
Industrials - 0.2%
Construction & Engineering - 0.2%
Bouygues SA 5.375% 6/30/2042 (o)	EUR	1,800,000	2,348,983
Utilities - 0.3%
Electric Utilities - 0.1%
Electricite de France SA 4.75% 6/17/2044 (o)	EUR	1,100,000	1,288,501
Multi-Utilities - 0.1%
Engie SA 4.25% 3/6/2044 (o)	EUR	1,000,000	1,132,474
Water Utilities - 0.1%
Suez SACA 2.375% 5/24/2030 (o)	EUR	1,800,000	1,908,123
TOTAL UTILITIES			4,329,098

TOTAL FRANCE			16,984,844
GEORGIA - 0.0%
Industrials - 0.0%
Ground Transportation - 0.0%
Georgian Railway JSC 4% 6/17/2028 (b)		191,000	172,461
GERMANY - 0.8%
Financials - 0.3%
Banks - 0.1%
Commerzbank AG 4.625% 1/17/2031 (c)(o)	EUR	600,000	703,657
Commerzbank AG 6.5% 12/6/2032 (c)(o)	EUR	300,000	358,961
Commerzbank AG 6.75% 10/5/2033 (c)(o)	EUR	600,000	731,220
			1,793,838
Capital Markets - 0.2%
Deutsche Bank AG 4% 6/24/2032 (c)(o)	EUR	2,000,000	2,223,455
TOTAL FINANCIALS			4,017,293

Health Care - 0.1%
Pharmaceuticals - 0.1%
Bayer AG 5.375% 3/25/2082 (c)(o)	EUR	300,000	331,063
Bayer AG 6.625% 9/25/2083 (c)(o)	EUR	200,000	231,927
Bayer AG 7% 9/25/2083 (c)(o)	EUR	1,100,000	1,308,476
			1,871,466
Materials - 0.1%
Chemicals - 0.1%
BASF SE 4.25% 3/8/2032 (o)	EUR	1,400,000	1,663,574
Utilities - 0.3%
Electric Utilities - 0.1%
EnBW International Finance BV 4.3% 5/23/2034 (o)	EUR	1,719,000	2,028,315
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG 4.125% 2/13/2035 (o)	EUR	971,000	1,129,506
Multi-Utilities - 0.1%
E.ON SE 4.125% 3/25/2044 (o)	EUR	747,000	853,982
TOTAL UTILITIES			4,011,803

TOTAL GERMANY			11,564,136
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Kosmos Energy Ltd 7.5% 3/1/2028 (b)		145,000	140,152
Kosmos Energy Ltd 8.75% 10/1/2031 (b)		1,170,000	1,155,375
Tullow Oil PLC 10.25% 5/15/2026 (b)		845,000	772,383
Tullow Oil PLC 7% 3/1/2025 (b)		125,000	118,372

TOTAL GHANA			2,186,282
GUATEMALA - 0.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
CT Trust 5.125% 2/3/2032 (b)		720,000	660,024
Millicom International Cellular SA 4.5% 4/27/2031 (b)		530,000	475,013
Millicom International Cellular SA 7.375% 4/2/2032 (b)		265,000	271,625
			1,406,662
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (b)		600,000	581,700
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (b)		485,000	477,725
TOTAL GUATEMALA			2,466,087
HONG KONG - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Seaspan Corp 5.5% 8/1/2029 (b)		425,000	404,865
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (b)		200,000	205,438
OTP Bank Nyrt 8.75% 5/15/2033 (c)(o)		215,000	228,438

TOTAL HUNGARY			433,876
INDIA - 0.1%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 4.15% 7/18/2025 (b)		545,000	536,825
Shriram Finance Ltd 6.625% 4/22/2027 (b)		230,000	233,611
			770,436
Information Technology - 0.1%
IT Services - 0.1%
CA Magnum Holdings 5.375% 10/31/2026 (b)		955,000	941,525
TOTAL INDIA			1,711,961
INDONESIA - 0.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Adaro Indonesia PT 4.25% 10/31/2024 (b)		725,000	722,420
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (b)		640,000	639,117
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (b)		550,000	581,339
Pertamina Persero PT 4.175% 1/21/2050 (b)		240,000	198,890
			2,141,766
Materials - 0.1%
Metals & Mining - 0.1%
Freeport Indonesia PT 4.763% 4/14/2027 (b)		225,000	226,124
Freeport Indonesia PT 5.315% 4/14/2032 (b)		450,000	456,019
Freeport Indonesia PT 6.2% 4/14/2052 (b)		265,000	280,630
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (b)		880,000	896,280
			1,859,053
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (b)		205,000	208,523
TOTAL INDONESIA			4,209,342
IRELAND - 0.1%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC 2.875% 5/30/2031 (c)(o)	EUR	619,000	679,918
Bank of Ireland Group PLC 6.75% 3/1/2033 (c)(o)	EUR	400,000	484,478

TOTAL IRELAND			1,164,396
ISRAEL - 0.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Energean Israel Finance Ltd 4.875% 3/30/2026 (b)(o)		615,000	586,070
Energean Israel Finance Ltd 8.5% 9/30/2033 (b)(o)		200,000	189,156
Energean PLC 6.5% 4/30/2027 (b)		550,000	543,825
Leviathan Bond Ltd 6.125% 6/30/2025 (b)(o)		495,000	486,601
			1,805,652
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		555,000	547,285
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		275,000	272,765
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		850,000	938,992
			1,759,042
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (b)(o)		295,000	259,259
TOTAL ISRAEL			3,823,953
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (b)		215,000	221,773
KAZAKHSTAN - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
KazMunayGas National Co JSC 3.5% 4/14/2033 (b)		335,000	291,450
KazMunayGas National Co JSC 5.375% 4/24/2030 (b)		165,000	166,140
KazMunayGas National Co JSC 5.75% 4/19/2047 (b)		170,000	156,878
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (b)		650,000	563,647

TOTAL KAZAKHSTAN			1,178,115
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (b)		420,000	436,235
POSCO 5.875% 1/17/2033 (b)		200,000	212,556

TOTAL KOREA (SOUTH)			648,791
KUWAIT - 0.1%
Materials - 0.1%
Chemicals - 0.1%
MEGlobal BV 2.625% 4/28/2028 (b)		275,000	254,547
MEGlobal BV 4.25% 11/3/2026 (b)		235,000	232,039
MEGlobal Canada ULC 5% 5/18/2025 (b)		445,000	444,305

TOTAL KUWAIT			930,891
LUXEMBOURG - 0.5%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5% 1/15/2028 (b)		990,000	837,437
Altice Financing SA 5.75% 8/15/2029 (b)		1,190,000	956,330
			1,793,767
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (b)		575,000	537,364
ION Trading Technologies Sarl 9.5% 5/30/2029 (b)		415,000	424,363
			961,727
Materials - 0.0%
Metals & Mining - 0.0%
Algoma Steel Sca 0% 12/31/2024 (g)		102,200	0
Real Estate - 0.3%
Industrial REITs - 0.2%
Prologis International Funding II SA 3.125% 6/1/2031 (o)	EUR	2,300,000	2,500,428
Real Estate Management & Development - 0.1%
SELP Finance Sarl 0.875% 5/27/2029 (o)	EUR	588,000	583,299
SELP Finance Sarl 3.75% 8/10/2027 (o)	EUR	1,069,000	1,205,601
			1,788,900
TOTAL LUXEMBOURG			7,044,822
MACAU - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Studio City Finance Ltd 5% 1/15/2029 (b)		320,000	292,000
MALAYSIA - 0.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (b)		595,000	540,892
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (b)		500,000	363,670
Petronas Capital Ltd 3.5% 4/21/2030 (b)		230,000	220,250
			583,920
Industrials - 0.1%
Marine Transportation - 0.1%
MISC Capital Two Labuan Ltd 3.625% 4/6/2025 (b)		360,000	357,638
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (b)		570,000	560,150
			917,788
TOTAL MALAYSIA			2,042,600
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom 7.375% 2/16/2027 (b)		525,000	526,969
MEXICO - 1.0%
Communication Services - 0.0%
Media - 0.0%
TV Azteca SAB de CV 8.25% (i)(o)		1,500,000	570,000
Consumer Discretionary - 0.2%
Automobile Components - 0.1%
Metalsa Sapi De Cv 3.75% 5/4/2031 (b)		455,000	379,925
Hotels, Restaurants & Leisure - 0.1%
Bimbo Bakeries USA Inc 5.375% 1/9/2036 (b)		200,000	206,188
Bimbo Bakeries USA Inc 6.4% 1/15/2034 (b)		400,000	441,125
			647,313
TOTAL CONSUMER DISCRETIONARY			1,027,238

Energy - 0.6%
Energy Equipment & Services - 0.0%
Borr IHC Ltd / Borr Finance LLC 10% 11/15/2028 (b)		419,085	432,182
Borr IHC Ltd / Borr Finance LLC 10.375% 11/15/2030 (b)		141,481	149,189
			581,371
Oil, Gas & Consumable Fuels - 0.6%
Petroleos Mexicanos 6.5% 6/2/2041		170,000	124,584
Petroleos Mexicanos 6.625% 6/15/2035		1,965,000	1,597,447
Petroleos Mexicanos 6.7% 2/16/2032		821,000	734,097
Petroleos Mexicanos 6.75% 9/21/2047		798,000	570,570
Petroleos Mexicanos 6.875% 8/4/2026		555,000	550,727
Petroleos Mexicanos 6.95% 1/28/2060		780,000	558,168
Petroleos Mexicanos 7.69% 1/23/2050		4,073,000	3,162,277
Tierra Mojada Luxembourg II Sarl 5.75% 12/1/2040 (b)		249,853	235,799
			7,533,669
TOTAL ENERGY			8,115,040

Financials - 0.0%
Banks - 0.0%
BBVA Bancomer SA/Texas 5.25% 9/10/2029 (b)		440,000	446,600
Industrials - 0.0%
Industrial Conglomerates - 0.0%
KUO SAB De CV 5.75% 7/7/2027 (b)		585,000	576,225
Materials - 0.2%
Chemicals - 0.2%
Braskem Idesa SAPI 6.99% 2/20/2032 (b)		305,000	240,187
Braskem Idesa SAPI 7.45% 11/15/2029 (b)		600,000	517,800
Orbia Advance Corp SAB de CV 1.875% 5/11/2026 (b)		630,000	597,122
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (b)		340,000	286,960
			1,642,069
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (b)		360,000	275,220
TOTAL MATERIALS			1,917,289

Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (b)		320,000	341,600
TOTAL MEXICO			12,993,992
MOROCCO - 0.1%
Materials - 0.1%
Chemicals - 0.1%
OCP SA 3.75% 6/23/2031 (b)		365,000	327,816
OCP SA 5.125% 6/23/2051 (b)		305,000	247,904
OCP SA 6.75% 5/2/2034 (b)		255,000	273,289
OCP SA 6.875% 4/25/2044 (b)		325,000	330,891
OCP SA 7.5% 5/2/2054 (b)		200,000	216,911

TOTAL MOROCCO			1,396,811
NETHERLANDS - 0.4%
Communication Services - 0.1%
Media - 0.1%
VZ Secured Financing BV 5% 1/15/2032 (b)		1,105,000	1,016,869
Ziggo BV 4.875% 1/15/2030 (b)		430,000	408,594
			1,425,463
Financials - 0.3%
Insurance - 0.3%
ASR Nederland NV 7% 12/7/2043 (c)(o)	EUR	2,916,000	3,820,244
NN Group NV 6% 11/3/2043 (c)(o)	EUR	1,221,000	1,509,632
			5,329,876
TOTAL NETHERLANDS			6,755,339
NIGERIA - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
IHS Holding Ltd 5.625% 11/29/2026 (b)		415,000	407,953
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SEPLAT Energy PLC 7.75% 4/1/2026 (b)		115,000	115,036
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (b)		390,000	390,731
TOTAL NIGERIA			913,720
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Finance Ltd 8.375% 8/1/2030 (b)		595,000	621,116
OMAN - 0.1%
Financials - 0.0%
Banks - 0.0%
Bank Muscat SAOG 4.75% 3/17/2026 (o)		225,000	223,805
Utilities - 0.1%
Electric Utilities - 0.1%
Lamar Funding Ltd 3.958% 5/7/2025 (b)		600,000	594,744
TOTAL OMAN			818,549
PANAMA - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Sable International Finance Ltd 5.75% 9/7/2027 (b)		1,722,000	1,712,322
Sable International Finance Ltd 7.125% 10/15/2032 (b)		385,000	385,782
			2,098,104
Media - 0.1%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (b)		1,020,000	934,259
Wireless Telecommunication Services - 0.2%
C&W Senior Finance Ltd 6.875% 9/15/2027 (b)		2,480,000	2,471,379
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (b)		205,000	162,782
TOTAL PANAMA			5,666,524
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (b)		365,000	361,901
PERU - 0.1%
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (b)		385,000	344,818
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (b)(c)		485,000	484,273
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Auna SA 10% 12/15/2029 (b)		286,000	302,019
Materials - 0.1%
Metals & Mining - 0.1%
Cia de Minas Buenaventura SAA 5.5% 7/23/2026 (b)		400,000	393,300
Volcan Cia Minera SAA 8.75% 1/24/2030 (b)		494,000	426,006
			819,306
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (b)		280,000	280,839
TOTAL PERU			2,231,255
PORTUGAL - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
EDP SA 1.875% 3/14/2082 (c)(o)	EUR	600,000	598,830
EDP SA 5.943% 4/23/2083 (c)(o)	EUR	100,000	117,229

TOTAL PORTUGAL			716,059
PUERTO RICO - 0.0%
Communication Services - 0.0%
Media - 0.0%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (b)		720,000	588,776
QATAR - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (b)		385,000	349,145
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
QatarEnergy 1.375% 9/12/2026 (b)		900,000	852,750
QatarEnergy 2.25% 7/12/2031 (b)		1,255,000	1,104,400
QatarEnergy 3.125% 7/12/2041 (b)		1,235,000	978,626
QatarEnergy 3.3% 7/12/2051 (b)		930,000	696,338
			3,632,114
TOTAL QATAR			3,981,259
RUSSIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
TMK OAO Via TMK Capital SA loan participation 4.3% (g)(i)(j)(o)		400,000	59,999
SAUDI ARABIA - 0.6%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (b)		1,345,000	1,194,347
SA Global Sukuk Ltd 1.602% 6/17/2026 (b)		775,000	739,398
Saudi Arabian Oil Co 2.25% 11/24/2030 (b)		1,010,000	887,426
Saudi Arabian Oil Co 3.25% 11/24/2050 (b)		800,000	562,752
Saudi Arabian Oil Co 3.5% 11/24/2070 (b)		460,000	307,194
Saudi Arabian Oil Co 3.5% 4/16/2029 (b)		1,400,000	1,348,813
Saudi Arabian Oil Co 4.25% 4/16/2039 (b)		1,705,000	1,547,288
Saudi Arabian Oil Co 4.375% 4/16/2049 (b)		215,000	185,706
Saudi Arabian Oil Co 5.875% 7/17/2064 (b)		200,000	201,760
			6,974,684
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5.25% 10/13/2032 (o)		315,000	322,875
Industrials - 0.1%
Construction & Engineering - 0.1%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (b)		210,000	217,087
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (b)		380,000	392,825
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (b)		1,015,000	1,075,271
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (b)		305,000	329,114
			2,014,297
TOTAL SAUDI ARABIA			9,311,856
SOUTH AFRICA - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (b)		830,000	560,250
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (b)		315,000	318,953
Materials - 0.1%
Chemicals - 0.1%
Sasol Financing USA LLC 4.375% 9/18/2026		795,000	770,156
Sasol Financing USA LLC 5.5% 3/18/2031		200,000	178,438
Sasol Financing USA LLC 8.75% 5/3/2029 (b)		200,000	211,520
			1,160,114
Metals & Mining - 0.0%
Stillwater Mining Co 4% 11/16/2026 (b)		410,000	391,550
TOTAL MATERIALS			1,551,664

Utilities - 0.1%
Electric Utilities - 0.1%
Eskom Holdings SOC Ltd 6.35% 8/10/2028 (b)		590,000	598,850
Eskom Holdings SOC Ltd 7.125% 2/11/2025 (b)		735,000	735,625
Eskom Holdings SOC Ltd 8.45% 8/10/2028 (b)		240,000	253,843
			1,588,318
TOTAL SOUTH AFRICA			4,019,185
SPAIN - 0.3%
Financials - 0.3%
Banks - 0.2%
Banco Santander SA 5.75% 8/23/2033 (c)(o)	EUR	2,100,000	2,490,154
Insurance - 0.1%
Mapfre SA 2.875% 4/13/2030 (o)	EUR	1,400,000	1,498,926
TOTAL FINANCIALS			3,989,080

Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/2028 (b)		280,000	262,267
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/2028 (b)		370,000	366,396
TOTAL SPAIN			4,617,743
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 4.125% 6/9/2033 (c)(o)	EUR	878,000	1,018,650
UBS Group AG 4.75% 3/17/2032 (c)(o)	EUR	1,401,000	1,677,451
			2,696,101
Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (b)		450,000	439,825
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (b)		450,000	452,678
TOTAL SWITZERLAND			3,588,604
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (b)		230,000	166,894
TURKEY - 0.1%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Vestel Elektronik Sanayi ve Ticaret AS 9.75% 5/15/2029 (b)		320,000	323,686
Financials - 0.0%
Banks - 0.0%
Turkiye Ihracat Kredi Bankasi AS 9% 1/28/2027 (b)		305,000	325,397
Industrials - 0.0%
Building Products - 0.0%
Sisecam UK PLC 8.625% 5/2/2032 (b)		375,000	385,313
Materials - 0.1%
Metals & Mining - 0.1%
Eldorado Gold Corp 6.25% 9/1/2029 (b)		420,000	417,047
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Aydem Yenilenebilir Enerji AS 7.75% 2/2/2027 (b)		370,000	368,728
TOTAL TURKEY			1,820,171
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 (b)		230,000	187,450
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.65% 7/19/2025 pay-in-kind (o)		323,543	291,188
			478,638
Materials - 0.0%
Metals & Mining - 0.0%
Metinvest BV 8.5% 4/23/2026 (o)		200,000	156,000
TOTAL UKRAINE			634,638
UNITED ARAB EMIRATES - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (b)		375,000	368,625
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (b)		301,961	267,640
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (b)		1,210,000	1,033,038
			1,669,303
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (b)		470,000	464,125
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (b)		230,000	243,513
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (b)		530,000	495,693
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (b)		305,000	300,520
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (b)		345,000	343,922
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (b)		300,000	319,743
			2,167,516
Industrials - 0.1%
Transportation Infrastructure - 0.1%
DP World Crescent Ltd 3.7495% 1/30/2030 (b)		425,000	408,761
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (b)		400,000	399,200
			807,961
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (o)		245,000	253,053
Utilities - 0.1%
Multi-Utilities - 0.1%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (b)		448,000	381,150
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (b)		315,000	316,723
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (b)		350,000	355,579
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (b)		195,000	200,887
			1,254,339
TOTAL UNITED ARAB EMIRATES			6,152,172
UNITED KINGDOM - 1.2%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Vmed O2 UK Financing I PLC 4.75% 7/15/2031 (b)		995,000	885,577
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (b)		195,000	202,955
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (b)		295,000	311,398
Macquarie Airfinance Holdings Ltd 8.125% 3/30/2029 (b)		435,000	460,710
			975,063
Automobiles - 0.0%
Mclaren Finance PLC 7.5% 8/1/2026 (b)		390,000	360,506
Hotels, Restaurants & Leisure - 0.0%
Merlin Entertainments Ltd 5.75% 6/15/2026 (b)		395,000	390,234
TOTAL CONSUMER DISCRETIONARY			1,725,803

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
eG Global Finance PLC 12% 11/30/2028 (b)		4,410,000	4,921,829
Financials - 0.5%
Banks - 0.5%
Barclays PLC 4.506% 1/31/2033 (c)(o)	EUR	1,881,000	2,202,625
Barclays PLC 5.262% 1/29/2034 (c)(o)	EUR	1,172,000	1,442,728
NatWest Group PLC 5.763% 2/28/2034 (c)(o)	EUR	1,886,000	2,252,657
			5,898,010
Health Care - 0.0%
Health Care Providers & Services - 0.0%
180 Medical Inc 3.875% 10/15/2029 (b)		300,000	284,235
Industrials - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce PLC 5.75% 10/15/2027 (b)		650,000	670,148
Materials - 0.0%
Metals & Mining - 0.0%
Celtic Resources Holdings DAC 4.125% (b)(g)(i)		445,000	63,795
Utilities - 0.1%
Multi-Utilities - 0.1%
National Grid PLC 4.275% 1/16/2035 (o)	EUR	1,388,000	1,620,547
TOTAL UNITED KINGDOM			16,069,944
UNITED STATES - 21.1%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.1%
Frontier Communications Holdings LLC 5% 5/1/2028 (b)		1,165,000	1,154,492
Frontier Communications Holdings LLC 5.875% 10/15/2027 (b)		620,000	622,522
Qwest Corp 7.25% 9/15/2025		35,000	34,849
			1,811,863
Entertainment - 0.1%
ROBLOX Corp 3.875% 5/1/2030 (b)		1,160,000	1,080,005
Media - 1.1%
DISH DBS Corp 5.75% 12/1/2028 (b)		685,000	598,499
DISH Network Corp 11.75% 11/15/2027 (b)		2,920,000	3,064,628
EchoStar Corp 10.75% 9/27/2029 (b)(e)		7,472,196	7,254,531
Gannett Holdings LLC 6% 11/1/2026 (b)		400,000	400,690
Scripps Escrow II Inc 3.875% 1/15/2029 (b)		165,000	122,934
Sirius XM Radio Inc 3.875% 9/1/2031 (b)		570,000	496,624
Sirius XM Radio Inc 4% 7/15/2028 (b)		580,000	547,198
Sirius XM Radio Inc 5% 8/1/2027 (b)		485,000	477,131
Univision Communications Inc 4.5% 5/1/2029 (b)		570,000	509,194
Univision Communications Inc 7.375% 6/30/2030 (b)		2,520,000	2,438,853
Univision Communications Inc 8.5% 7/31/2031 (b)		980,000	982,189
			16,892,471
TOTAL COMMUNICATION SERVICES			19,784,339

Consumer Discretionary - 2.5%
Automobile Components - 0.2%
Adient Global Holdings Ltd 7% 4/15/2028 (b)		300,000	309,014
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (b)		600,000	618,452
Dana Inc 4.5% 2/15/2032		410,000	363,608
Hertz Corp/The 12.625% 7/15/2029 (b)		130,000	141,707
Hertz Corp/The 4.625% 12/1/2026 (b)		280,000	220,617
Hertz Corp/The 5% 12/1/2029 (b)		340,000	224,614
Hertz Corp/The 5.5% (b)(g)(i)		650,000	34,125
Hertz Corp/The 6% (b)(g)(i)		575,000	97,750
Hertz Corp/The 6.25% (g)(i)		670,000	38,525
Hertz Corp/The 7.125% (b)(g)(i)		620,000	108,500
Nesco Holdings II Inc 5.5% 4/15/2029 (b)		715,000	659,071
			2,815,983
Broadline Retail - 0.1%
ANGI Group LLC 3.875% 8/15/2028 (b)		335,000	307,206
Wayfair LLC 7.25% 10/31/2029 (b)(e)		610,000	624,921
			932,127
Distributors - 0.0%
Windsor Holdings III LLC 8.5% 6/15/2030 (b)		295,000	315,554
Diversified Consumer Services - 0.2%
Adtalem Global Education Inc 5.5% 3/1/2028 (b)		420,000	415,972
Service Corp International/US 4% 5/15/2031		570,000	527,442
TKC Holdings Inc 6.875% 5/15/2028 (b)		950,000	938,530
WASH Multifamily Acquisition Inc 5.75% 4/15/2026 (b)		475,000	472,417
			2,354,361
Hotels, Restaurants & Leisure - 1.3%
Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125% 4/15/2029 (b)		270,000	252,384
Boyd Gaming Corp 4.75% 6/15/2031 (b)		715,000	682,714
Carnival Corp 4% 8/1/2028 (b)		3,420,000	3,303,098
Carnival Corp 7% 8/15/2029 (b)		300,000	318,807
Carnival Corp 7.625% 3/1/2026 (b)		1,070,000	1,079,903
Carnival Holdings Bermuda Ltd 10.375% 5/1/2028 (b)		885,000	954,975
Churchill Downs Inc 5.75% 4/1/2030 (b)		725,000	725,794
Churchill Downs Inc 6.75% 5/1/2031 (b)		600,000	619,595
Fertitta Entertainment LLC / Fertitta Entertainment Finance CO Inc 4.625% 1/15/2029 (b)		1,175,000	1,121,923
Fertitta Entertainment LLC / Fertitta Entertainment Finance CO Inc 6.75% 1/15/2030 (b)		1,600,000	1,490,653
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (b)		330,000	312,789
Hilton Domestic Operating Co Inc 4% 5/1/2031 (b)		500,000	467,529
Hilton Domestic Operating Co Inc 4.875% 1/15/2030		975,000	962,068
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027		435,000	433,708
Jacobs Entertainment Inc 6.75% 2/15/2029 (b)		395,000	384,163
Light & Wonder International Inc 7.5% 9/1/2031 (b)		295,000	309,420
McDonald's Corp 4.25% 3/7/2035 (o)	EUR	734,000	868,445
MGM Resorts International 4.75% 10/15/2028		665,000	651,696
NCL Corp Ltd 5.875% 2/15/2027 (b)		550,000	551,946
Neogen Food Safety Corp 8.625% 7/20/2030 (b)		260,000	287,776
Papa John's International Inc 3.875% 9/15/2029 (b)		255,000	235,998
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.625% 9/1/2029 (b)		510,000	381,503
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp 5.875% 9/1/2031 (b)		110,000	75,078
Royal Caribbean Cruises Ltd 5.375% 7/15/2027 (b)		415,000	418,720
Royal Caribbean Cruises Ltd 6.25% 3/15/2032 (b)		565,000	586,097
SeaWorld Parks & Entertainment Inc 5.25% 8/15/2029 (b)		560,000	546,480
Station Casinos LLC 4.625% 12/1/2031 (b)		410,000	380,198
VOC Escrow Ltd 5% 2/15/2028 (b)		990,000	978,212
Yum! Brands Inc 4.625% 1/31/2032		590,000	564,803
			19,946,475
Household Durables - 0.2%
Ashton Woods USA LLC / Ashton Woods Finance Co 4.625% 4/1/2030 (b)		410,000	392,817
Century Communities Inc 3.875% 8/15/2029 (b)		420,000	393,639
LGI Homes Inc 8.75% 12/15/2028 (b)		285,000	305,211
Tempur Sealy International Inc 3.875% 10/15/2031 (b)		735,000	655,155
Tempur Sealy International Inc 4% 4/15/2029 (b)		790,000	736,749
TopBuild Corp 3.625% 3/15/2029 (b)		305,000	284,398
Tri Pointe Homes Inc 5.7% 6/15/2028		865,000	880,652
			3,648,621
Specialty Retail - 0.4%
Arko Corp 5.125% 11/15/2029 (b)		85,000	78,952
Asbury Automotive Group Inc 4.5% 3/1/2028		184,000	179,116
Asbury Automotive Group Inc 4.625% 11/15/2029 (b)		450,000	429,164
Asbury Automotive Group Inc 4.75% 3/1/2030		184,000	176,116
Asbury Automotive Group Inc 5% 2/15/2032 (b)		485,000	459,916
Bath & Body Works Inc 6.625% 10/1/2030 (b)		925,000	942,982
Bath & Body Works Inc 6.75% 7/1/2036		870,000	896,629
Bath & Body Works Inc 7.5% 6/15/2029		500,000	516,744
LBM Acquisition LLC 6.25% 1/15/2029 (b)		900,000	851,046
LCM Investments Holdings II LLC 8.25% 8/1/2031 (b)		355,000	376,946
Petsmart Inc / Petsmart Finance Corp 4.75% 2/15/2028 (b)		610,000	584,818
Petsmart Inc / Petsmart Finance Corp 7.75% 2/15/2029 (b)		445,000	439,289
Wand NewCo 3 Inc 7.625% 1/30/2032 (b)		565,000	595,226
			6,526,944
Textiles, Apparel & Luxury Goods - 0.1%
Crocs Inc 4.125% 8/15/2031 (b)		280,000	254,318
Crocs Inc 4.25% 3/15/2029 (b)		435,000	411,247
Kontoor Brands Inc 4.125% 11/15/2029 (b)		240,000	226,547
			892,112
TOTAL CONSUMER DISCRETIONARY			37,432,177

Consumer Staples - 1.4%
Beverages - 0.0%
Triton Water Holdings 6.25% 4/1/2029 (b)		315,000	314,655
Consumer Staples Distribution & Retail - 0.8%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 3.5% 3/15/2029 (b)		525,000	489,521
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.625% 1/15/2027 (b)		1,310,000	1,274,449
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (b)		5,365,000	5,278,443
C&S Group Enterprises LLC 5% 12/15/2028 (b)		510,000	434,444
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (b)		1,595,000	1,658,657
Performance Food Group Inc 4.25% 8/1/2029 (b)		400,000	380,378
Performance Food Group Inc 5.5% 10/15/2027 (b)		475,000	473,652
United Natural Foods Inc 6.75% 10/15/2028 (b)		465,000	443,487
US Foods Inc 7.25% 1/15/2032 (b)		290,000	306,920
			10,739,951
Food Products - 0.6%
Chobani LLC / Chobani Finance Corp Inc 4.625% 11/15/2028 (b)		375,000	365,198
Darling Ingredients Inc 6% 6/15/2030 (b)		675,000	681,422
Fiesta Purchaser Inc 7.875% 3/1/2031 (b)		535,000	567,563
Fiesta Purchaser Inc 9.625% 9/15/2032 (b)		340,000	351,947
Lamb Weston Holdings Inc 4.125% 1/31/2030 (b)		555,000	520,568
Lamb Weston Holdings Inc 4.375% 1/31/2032 (b)		275,000	255,084
Post Holdings Inc 4.5% 9/15/2031 (b)		1,215,000	1,135,063
Post Holdings Inc 4.625% 4/15/2030 (b)		3,850,000	3,683,910
Post Holdings Inc 5.5% 12/15/2029 (b)		1,085,000	1,077,128
Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet Food Inc/Simmons Feed 4.625% 3/1/2029 (b)		430,000	407,969
			9,045,852
Household Products - 0.0%
Spectrum Brands Inc 3.875% 3/15/2031 (b)		103,000	90,176
Personal Care Products - 0.0%
BellRing Brands Inc 7% 3/15/2030 (b)		685,000	716,899
TOTAL CONSUMER STAPLES			20,907,533

Energy - 3.3%
Energy Equipment & Services - 0.3%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (b)		290,000	303,009
Nabors Industries Inc 9.125% 1/31/2030 (b)		575,000	592,996
Nabors Industries Ltd 7.5% 1/15/2028 (b)		510,000	477,843
Noble Finance II LLC 8% 4/15/2030 (b)		300,000	309,538
Nustar Logistics LP 6% 6/1/2026		640,000	643,805
Transocean Inc 8% 2/1/2027 (b)		381,000	380,770
Transocean Inc 8.25% 5/15/2029 (b)		205,000	203,183
Transocean Inc 8.5% 5/15/2031 (b)		205,000	203,698
Transocean Inc 8.75% 2/15/2030 (b)		1,253,750	1,307,200
Transocean Titan Financing Ltd 8.375% 2/1/2028 (b)		621,000	639,637
Valaris Ltd 8.375% 4/30/2030 (b)		295,000	303,851
			5,365,530
Oil, Gas & Consumable Fuels - 3.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375% 6/15/2029 (b)		430,000	425,479
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 1/15/2028 (b)		955,000	956,478
BP Capital Markets BV 4.323% 5/12/2035 (o)	EUR	2,243,000	2,647,342
California Resources Corp 8.25% 6/15/2029 (b)		275,000	280,247
Chesapeake Energy Corp 5.875% 2/1/2029 (b)		310,000	311,587
Chesapeake Energy Corp 6.75% 4/15/2029 (b)		440,000	448,247
Chesapeake Energy Corp 7% (g)(i)		360,000	0
Chesapeake Energy Corp 8% (g)(i)		180,000	0
Chesapeake Energy Corp 8% (g)(i)		115,000	0
CITGO Petroleum Corp 6.375% 6/15/2026 (b)		470,000	470,147
CITGO Petroleum Corp 7% 6/15/2025 (b)		1,340,000	1,339,151
CITGO Petroleum Corp 8.375% 1/15/2029 (b)		1,280,000	1,331,906
Civitas Resources Inc 8.625% 11/1/2030 (b)		580,000	614,497
CNX Midstream Partners LP 4.75% 4/15/2030 (b)		295,000	275,843
CNX Resources Corp 6% 1/15/2029 (b)		315,000	316,706
CNX Resources Corp 7.375% 1/15/2031 (b)		295,000	308,268
Comstock Resources Inc 5.875% 1/15/2030 (b)		1,525,000	1,426,009
Comstock Resources Inc 6.75% 3/1/2029 (b)		1,030,000	1,005,590
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/2031 (b)		1,265,000	1,240,745
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/2033 (b)		760,000	824,582
CrownRock LP / CrownRock Finance Inc 5% 5/1/2029 (b)		245,000	247,886
CVR Energy Inc 5.75% 2/15/2028 (b)		2,320,000	2,178,715
CVR Energy Inc 8.5% 1/15/2029 (b)		2,000,000	2,021,694
DT Midstream Inc 4.125% 6/15/2029 (b)		430,000	411,313
DT Midstream Inc 4.375% 6/15/2031 (b)		430,000	407,039
Energy Transfer LP 5.5% 6/1/2027		860,000	881,112
Energy Transfer LP 5.625% 5/1/2027 (b)		2,960,000	2,970,224
Energy Transfer LP 5.75% 4/1/2025		250,000	249,630
Energy Transfer LP 6% 2/1/2029 (b)		2,415,000	2,473,808
EnLink Midstream LLC 6.5% 9/1/2030 (b)		895,000	964,979
Global Partners LP / GLP Finance Corp 8.25% 1/15/2032 (b)		355,000	368,238
Hess Midstream Operations LP 4.25% 2/15/2030 (b)		460,000	439,230
Hess Midstream Operations LP 5.125% 6/15/2028 (b)		595,000	588,660
Hess Midstream Operations LP 5.5% 10/15/2030 (b)		275,000	274,425
Hess Midstream Operations LP 5.625% 2/15/2026 (b)		795,000	795,065
HF Sinclair Corp 5% 2/1/2028		400,000	398,063
HF Sinclair Corp 6.375% 4/15/2027		280,000	283,861
Hilcorp Energy I LP / Hilcorp Finance Co 6.25% 11/1/2028 (b)		590,000	588,818
Howard Midstream Energy Partners LLC 8.875% 7/15/2028 (b)		740,000	784,846
Kinetik Holdings LP 5.875% 6/15/2030 (b)		425,000	427,895
Mesquite Energy Inc 7.25% (b)(g)(i)		1,063,000	0
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (b)		280,000	276,481
Murphy Oil USA Inc 4.75% 9/15/2029		370,000	359,352
Murphy Oil USA Inc 5.625% 5/1/2027		305,000	304,737
NGPL PipeCo LLC 4.875% 8/15/2027 (b)		150,000	150,612
Northern Oil & Gas Inc 8.125% 3/1/2028 (b)		290,000	292,104
Northern Oil & Gas Inc 8.75% 6/15/2031 (b)		590,000	614,788
Occidental Petroleum Corp 7.2% 3/15/2029		240,000	261,910
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		1,445,000	1,426,378
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (b)		870,000	896,194
Permian Resources Operating LLC 5.875% 7/1/2029 (b)		405,000	402,975
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (b)		720,000	753,195
SM Energy Co 6.625% 1/15/2027		1,125,000	1,127,338
SM Energy Co 6.75% 9/15/2026		250,000	249,873
Southwestern Energy Co 5.375% 3/15/2030		560,000	558,302
Southwestern Energy Co 5.7% 1/23/2025 (n)		14,000	13,988
Sunoco LP / Sunoco Finance Corp 4.5% 4/30/2030		555,000	531,800
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		605,000	581,635
Sunoco LP / Sunoco Finance Corp 7% 9/15/2028 (b)		290,000	300,548
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (b)		30,000	29,045
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 3/1/2027 (b)		300,000	299,752
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (b)		540,000	511,420
Talos Production Inc 9% 2/1/2029 (b)		250,000	257,415
Talos Production Inc 9.375% 2/1/2031 (b)		285,000	293,012
Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.875% 2/1/2031		625,000	620,399
Unit Corp 0% 12/1/2029 (g)		120,000	0
Venture Global Calcasieu 3.875% 8/15/2029 (b)		355,000	335,486
Venture Global Calcasieu 4.125% 8/15/2031 (b)		355,000	330,054
Venture Global Calcasieu 6.25% 1/15/2030 (b)		1,195,000	1,252,672
			45,009,790
TOTAL ENERGY			50,375,320

Financials - 2.6%
Capital Markets - 0.3%
AssuredPartners Inc 5.625% 1/15/2029 (b)		475,000	457,290
AssuredPartners Inc 7.5% 2/15/2032 (b)		280,000	287,770
BroadStreet Partners Inc 5.875% 4/15/2029 (b)		725,000	691,727
Coinbase Global Inc 3.375% 10/1/2028 (b)		1,445,000	1,298,291
Coinbase Global Inc 3.625% 10/1/2031 (b)		865,000	732,918
Hightower Holding LLC 6.75% 4/15/2029 (b)		285,000	273,313
Jane Street Group / JSG Finance Inc 4.5% 11/15/2029 (b)		395,000	380,195
MSCI Inc 3.25% 8/15/2033 (b)		420,000	369,728
MSCI Inc 4% 11/15/2029 (b)		340,000	329,845
			4,821,077
Consumer Finance - 0.8%
Ally Financial Inc 8% 11/1/2031		5,045,000	5,711,535
Ally Financial Inc 8% 11/1/2031		823,000	926,455
OneMain Finance Corp 4% 9/15/2030		330,000	293,924
OneMain Finance Corp 5.375% 11/15/2029		500,000	480,486
OneMain Finance Corp 6.625% 1/15/2028		385,000	392,001
OneMain Finance Corp 7.125% 3/15/2026		3,310,000	3,379,229
OneMain Finance Corp 7.875% 3/15/2030		285,000	297,935
			11,481,565
Financial Services - 0.6%
Block Inc 3.5% 6/1/2031		570,000	519,755
Compass Group Diversified Holdings LLC 5% 1/15/2032 (b)		275,000	253,335
CRH SMW Finance DAC 4.25% 7/11/2035 (o)	EUR	1,791,000	2,101,153
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029		630,000	550,587
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		1,730,000	1,654,314
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		1,305,000	1,294,821
James Hardie International Finance DAC 5% 1/15/2028 (b)		455,000	449,804
MGIC Investment Corp 5.25% 8/15/2028		465,000	462,459
NCR Atleos Corp 9.5% 4/1/2029 (b)		435,000	478,878
Private Export Funding Corp 1.75% 11/15/2024		1,030,000	1,026,020
			8,791,126
Insurance - 0.9%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (b)		425,000	409,900
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (b)		275,000	283,001
Acrisure LLC / Acrisure Finance Inc 8.25% 2/1/2029 (b)		1,335,000	1,377,514
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/2027 (b)		665,000	636,614
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 5.875% 11/1/2029 (b)		415,000	398,508
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 10/15/2027 (b)		1,985,000	1,977,556
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (b)		1,760,000	1,788,500
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7% 1/15/2031 (b)		490,000	503,521
AmWINS Group Inc 4.875% 6/30/2029 (b)		415,000	397,941
GTCR AP Finance Inc 8% 5/15/2027 (b)		290,000	289,945
HUB International Ltd 5.625% 12/1/2029 (b)		1,705,000	1,672,250
HUB International Ltd 7.25% 6/15/2030 (b)		1,915,000	1,995,201
HUB International Ltd 7.375% 1/31/2032 (b)		710,000	733,142
Panther Escrow Issuer LLC 7.125% 6/1/2031 (b)		970,000	1,017,442
Sagicor Financial Co Ltd 5.3% 5/13/2028 (b)		480,000	476,386
USI Inc/NY 7.5% 1/15/2032 (b)		380,000	393,661
			14,351,082
TOTAL FINANCIALS			39,444,850

Health Care - 1.5%
Health Care Equipment & Supplies - 0.1%
Avantor Funding Inc 3.875% 11/1/2029 (b)		275,000	260,197
Bausch + Lomb Corp 8.375% 10/1/2028 (b)		580,000	613,350
Hologic Inc 4.625% 2/1/2028 (b)		215,000	210,943
			1,084,490
Health Care Providers & Services - 1.0%
CHS/Community Health Systems Inc 10.875% 1/15/2032 (b)		915,000	1,008,316
CHS/Community Health Systems Inc 4.75% 2/15/2031 (b)		1,150,000	1,010,904
CHS/Community Health Systems Inc 5.25% 5/15/2030 (b)		825,000	759,252
CHS/Community Health Systems Inc 6% 1/15/2029 (b)		485,000	470,833
CHS/Community Health Systems Inc 6.125% 4/1/2030 (b)		1,035,000	884,949
DaVita Inc 3.75% 2/15/2031 (b)		210,000	189,420
DaVita Inc 4.625% 6/1/2030 (b)		1,590,000	1,515,739
HAH Group Holding Co LLC 9.75% 10/1/2031 (b)		420,000	423,497
HealthEquity Inc 4.5% 10/1/2029 (b)		295,000	285,099
Molina Healthcare Inc 3.875% 11/15/2030 (b)		640,000	594,508
Molina Healthcare Inc 3.875% 5/15/2032 (b)		550,000	502,990
Molina Healthcare Inc 4.375% 6/15/2028 (b)		465,000	452,060
Tenet Healthcare Corp 5.125% 11/1/2027		975,000	971,315
Tenet Healthcare Corp 6.125% 6/15/2030		1,430,000	1,452,960
Tenet Healthcare Corp 6.25% 2/1/2027		1,850,000	1,852,459
Tenet Healthcare Corp 6.75% 5/15/2031		2,040,000	2,126,437
			14,500,738
Health Care Technology - 0.0%
IQVIA Inc 5% 5/15/2027 (b)		640,000	636,101
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc 3.75% 3/15/2029 (b)		525,000	494,172
Charles River Laboratories International Inc 4% 3/15/2031 (b)		605,000	557,723
Charles River Laboratories International Inc 4.25% 5/1/2028 (b)		185,000	179,914
			1,231,809
Pharmaceuticals - 0.3%
Bausch Health Cos Inc 11% 9/30/2028 (b)		240,000	223,800
Bausch Health Cos Inc 4.875% 6/1/2028 (b)		810,000	633,825
Bausch Health Cos Inc 5.75% 8/15/2027 (b)		870,000	739,182
Bausch Health Cos Inc 6.125% 2/1/2027 (b)		1,495,000	1,350,240
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (b)		1,015,000	976,011
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (b)		885,000	833,777
			4,756,835
TOTAL HEALTH CARE			22,209,973

Industrials - 4.0%
Aerospace & Defense - 1.3%
BWX Technologies Inc 4.125% 6/30/2028 (b)		630,000	607,662
Moog Inc 4.25% 12/15/2027 (b)		185,000	179,657
TransDigm Inc 4.625% 1/15/2029		930,000	898,041
TransDigm Inc 5.5% 11/15/2027		7,825,000	7,785,875
TransDigm Inc 6.375% 3/1/2029 (b)		780,000	804,742
TransDigm Inc 6.625% 3/1/2032 (b)		280,000	291,575
TransDigm Inc 6.75% 8/15/2028 (b)		3,560,000	3,666,800
TransDigm Inc 6.875% 12/15/2030 (b)		2,350,000	2,460,864
TransDigm Inc 7.125% 12/1/2031 (b)		575,000	608,155
Triumph Group Inc 9% 3/15/2028 (b)		360,000	376,854
			17,680,225
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (b)		745,000	759,783
Building Products - 0.2%
Advanced Drainage Systems Inc 5% 9/30/2027 (b)		125,000	123,527
Advanced Drainage Systems Inc 6.375% 6/15/2030 (b)		280,000	286,013
Carrier Global Corp 4.5% 11/29/2032	EUR	1,087,000	1,303,425
Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.75% 4/1/2032 (b)		420,000	435,383
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (b)		185,000	179,695
Shea Homes LP / Shea Homes Funding Corp 4.75% 4/1/2029		475,000	460,271
			2,788,314
Commercial Services & Supplies - 1.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl 4.625% 6/1/2028 (b)		348,000	327,175
Artera Services LLC 8.5% 2/15/2031 (b)		1,175,000	1,163,513
Brand Industrial Services Inc 10.375% 8/1/2030 (b)		2,225,000	2,382,644
Brink's Co/The 4.625% 10/15/2027 (b)		620,000	610,603
Clean Harbors Inc 6.375% 2/1/2031 (b)		250,000	256,105
CoreCivic Inc 8.25% 4/15/2029		1,575,000	1,667,167
GEO Group Inc/The 10.25% 4/15/2031		695,000	740,935
GEO Group Inc/The 8.625% 4/15/2029		970,000	1,008,396
GFL Environmental Inc 4% 8/1/2028 (b)		420,000	403,364
GFL Environmental Inc 4.75% 6/15/2029 (b)		575,000	560,889
GFL Environmental Inc 6.75% 1/15/2031 (b)		425,000	445,754
Madison IAQ LLC 4.125% 6/30/2028 (b)		535,000	516,261
Madison IAQ LLC 5.875% 6/30/2029 (b)		425,000	413,764
Neptune Bidco US Inc 9.29% 4/15/2029 (b)		2,380,000	2,332,400
OPENLANE Inc 5.125% 6/1/2025 (b)		525,000	522,457
Reworld Holding Corp 4.875% 12/1/2029 (b)		995,000	936,634
Reworld Holding Corp 5% 9/1/2030		800,000	750,348
Williams Scotsman Inc 7.375% 10/1/2031 (b)		290,000	306,519
			15,344,928
Construction & Engineering - 0.2%
AECOM 5.125% 3/15/2027		625,000	627,715
Arcosa Inc 4.375% 4/15/2029 (b)		415,000	397,798
Pike Corp 5.5% 9/1/2028 (b)		1,850,000	1,811,868
Pike Corp 8.625% 1/31/2031 (b)		715,000	764,490
			3,601,871
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (b)		590,000	562,434
Ground Transportation - 0.6%
Uber Technologies Inc 4.5% 8/15/2029 (b)		1,260,000	1,249,176
Uber Technologies Inc 6.25% 1/15/2028 (b)		545,000	550,797
Uber Technologies Inc 7.5% 9/15/2027 (b)		2,950,000	3,006,159
Uber Technologies Inc 8% 11/1/2026 (b)		4,260,000	4,267,391
XPO Inc 6.25% 6/1/2028 (b)		300,000	306,823
XPO Inc 7.125% 2/1/2032 (b)		430,000	452,639
			9,832,985
Machinery - 0.1%
Allison Transmission Inc 5.875% 6/1/2029 (b)		420,000	422,602
Chart Industries Inc 7.5% 1/1/2030 (b)		790,000	832,602
			1,255,204
Passenger Airlines - 0.4%
Allegiant Travel Co 7.25% 8/15/2027 (b)		445,000	441,214
American Airlines Inc 7.25% 2/15/2028 (b)		990,000	1,013,386
American Airlines Inc 8.5% 5/15/2029 (b)		945,000	1,002,658
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.75% 4/20/2029 (b)		1,485,000	1,482,539
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (b)		462,000	253,944
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd 8% 9/20/2025 (b)		150,000	82,448
United Airlines Inc 4.375% 4/15/2026 (b)		1,450,000	1,426,726
United Airlines Inc 4.625% 4/15/2029 (b)		870,000	840,471
			6,543,386
Professional Services - 0.0%
TriNet Group Inc 3.5% 3/1/2029 (b)		455,000	422,643
Trading Companies & Distributors - 0.1%
Fortress Transportation and Infrastructure Investors LLC 7.875% 12/1/2030 (b)		430,000	463,247
Foundation Building Materials Inc 6% 3/1/2029 (b)		310,000	272,988
H&E Equipment Services Inc 3.875% 12/15/2028 (b)		995,000	934,149
			1,670,384
TOTAL INDUSTRIALS			60,462,157

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp 5% 12/15/2029 (b)		435,000	425,329
CPI CG Inc 10% 7/15/2029 (b)		275,000	289,437
Lightning Power LLC 7.25% 8/15/2032 (b)		545,000	573,088
TTM Technologies Inc 4% 3/1/2029 (b)		455,000	431,136
			1,718,990
IT Services - 0.2%
Acuris Finance US Inc / Acuris Finance SARL 5% 5/1/2028 (b)		430,000	393,827
ASGN Inc 4.625% 5/15/2028 (b)		510,000	495,344
Camelot Finance SA 4.5% 11/1/2026 (b)		570,000	561,708
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (b)		610,000	572,345
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (b)		500,000	498,166
Unisys Corp 6.875% 11/1/2027 (b)		365,000	352,168
			2,873,558
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp 3.875% 9/1/2028 (b)		690,000	657,920
Synaptics Inc 4% 6/15/2029 (b)		350,000	331,541
			989,461
Software - 0.6%
Clarivate Science Holdings Corp 3.875% 7/1/2028 (b)		500,000	479,837
Clarivate Science Holdings Corp 4.875% 7/1/2029 (b)		475,000	456,874
Cloud Software Group Inc 6.5% 3/31/2029 (b)		4,985,000	4,959,908
Elastic NV 4.125% 7/15/2029 (b)		1,165,000	1,088,415
Fair Isaac Corp 4% 6/15/2028 (b)		580,000	561,199
Gen Digital Inc 5% 4/15/2025 (b)		530,000	526,968
NCR Voyix Corp 5% 10/1/2028 (b)		335,000	328,805
PTC Inc 3.625% 2/15/2025 (b)		350,000	348,785
PTC Inc 4% 2/15/2028 (b)		345,000	334,681
UKG Inc 6.875% 2/1/2031 (b)		425,000	439,153
			9,524,625
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 8.25% 12/15/2029		985,000	1,070,387
Seagate HDD Cayman 8.5% 7/15/2031		640,000	699,367
			1,769,754
TOTAL INFORMATION TECHNOLOGY			16,876,388

Materials - 1.5%
Chemicals - 0.5%
Air Products and Chemicals Inc 4% 3/3/2035	EUR	954,000	1,119,503
Ingevity Corp 3.875% 11/1/2028 (b)		665,000	624,464
LSB Industries Inc 6.25% 10/15/2028 (b)		960,000	937,229
Olympus Water US Holding Corp 4.25% 10/1/2028 (b)		720,000	687,522
Olympus Water US Holding Corp 7.125% 10/1/2027 (b)		355,000	362,308
Olympus Water US Holding Corp 9.75% 11/15/2028 (b)		1,485,000	1,584,880
Scih Salt Hldgs Inc 4.875% 5/1/2028 (b)		375,000	361,540
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/2026 (b)		640,000	632,052
Scotts Miracle-Gro Co/The 4% 4/1/2031		595,000	545,112
WR Grace Holdings LLC 7.375% 3/1/2031 (b)		300,000	314,320
			7,168,930
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (b)		1,150,000	1,240,498
Summit Materials LLC / Summit Materials Finance Corp 5.25% 1/15/2029 (b)		645,000	637,886
Summit Materials LLC / Summit Materials Finance Corp 7.25% 1/15/2031 (b)		435,000	460,012
			2,338,396
Containers & Packaging - 0.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 3.25% 9/1/2028 (b)		300,000	274,613
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (b)		605,000	540,034
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (b)		280,000	282,013
Clydesdale Acquisition Holdings Inc 6.625% 4/15/2029 (b)		915,000	923,677
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (b)		2,175,000	2,208,589
Crown Cork & Seal Co Inc 7.375% 12/15/2026		1,210,000	1,275,069
Crown Cork & Seal Co Inc 7.5% 12/15/2096		160,000	169,600
Graham Packaging Co Inc 7.125% 8/15/2028 (b)		365,000	361,399
Graphic Packaging International LLC 3.75% 2/1/2030 (b)		355,000	332,433
Mauser Packaging Solutions Holding Co 7.875% 4/15/2027 (b)		605,000	625,072
Sealed Air Corp/Sealed Air Corp US 6.125% 2/1/2028 (b)		300,000	305,023
Trident TPI Holdings Inc 12.75% 12/31/2028 (b)		295,000	327,487
			7,625,009
Metals & Mining - 0.4%
Alcoa Nederland Holding BV 4.125% 3/31/2029 (b)		775,000	743,244
Alcoa Nederland Holding BV 6.125% 5/15/2028 (b)		200,000	202,773
Alcoa Nederland Holding BV 7.125% 3/15/2031 (b)		230,000	245,186
Arsenal AIC Parent LLC 8% 10/1/2030 (b)		350,000	375,579
ATI Inc 4.875% 10/1/2029		280,000	270,626
ATI Inc 5.125% 10/1/2031		245,000	237,997
ATI Inc 7.25% 8/15/2030		295,000	314,127
Cleveland-Cliffs Inc 4.625% 3/1/2029 (b)		465,000	438,979
Cleveland-Cliffs Inc 4.875% 3/1/2031 (b)		465,000	432,136
Cleveland-Cliffs Inc 6.75% 4/15/2030 (b)		965,000	981,260
Compass Minerals International Inc 6.75% 12/1/2027 (b)		1,305,000	1,298,718
Kaiser Aluminum Corp 4.625% 3/1/2028 (b)		595,000	575,451
Murray Energy Corp 11.25% (b)(g)(i)		490,000	0
Murray Energy Corp 12% pay-in-kind (b)(c)(g)(i)		548,100	0
Roller Bearing Co of America Inc 4.375% 10/15/2029 (b)		200,000	191,876
			6,307,952
TOTAL MATERIALS			23,440,287

Real Estate - 1.0%
Diversified REITs - 0.3%
Iron Mountain Information Management Services Inc 5% 7/15/2032 (b)		415,000	400,006
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)		335,000	285,729
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 10.5% 2/15/2028 (b)		635,000	677,803
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 4.75% 4/15/2028 (b)		940,000	871,992
Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 6.5% 2/15/2029 (b)		655,000	568,770
Vici Properties LP / Vici Note Co Inc 3.875% 2/15/2029 (b)		665,000	636,891
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (b)		1,140,000	1,128,912
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (b)		650,000	637,644
			5,207,747
Health Care REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		665,000	485,637
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		970,000	780,203
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		2,850,000	2,556,672
			3,822,512
Real Estate Management & Development - 0.1%
Greystar Real Estate Partners LLC 7.75% 9/1/2030 (b)		260,000	276,106
Taylor Morrison Communities Inc 5.125% 8/1/2030 (b)		635,000	630,897
Taylor Morrison Communities Inc 5.875% 6/15/2027 (b)		495,000	505,294
Weekley Homes LLC / Weekley Finance Corp 4.875% 9/15/2028 (b)		300,000	292,100
			1,704,397
Specialized REITs - 0.3%
Iron Mountain Inc 4.875% 9/15/2029 (b)		1,300,000	1,273,152
Iron Mountain Inc 5% 7/15/2028 (b)		630,000	621,713
Iron Mountain Inc 5.25% 7/15/2030 (b)		585,000	577,614
Iron Mountain Inc 5.625% 7/15/2032 (b)		585,000	583,499
SBA Communications Corp 3.875% 2/15/2027		890,000	867,366
			3,923,344
TOTAL REAL ESTATE			14,658,000

Utilities - 0.9%
Electric Utilities - 0.8%
Clearway Energy Operating LLC 3.75% 1/15/2032 (b)		280,000	253,373
Clearway Energy Operating LLC 4.75% 3/15/2028 (b)		365,000	358,153
Nextera Energy Operating Partners LP 7.25% 1/15/2029 (b)		285,000	300,498
NRG Energy Inc 3.375% 2/15/2029 (b)		305,000	284,317
NRG Energy Inc 3.625% 2/15/2031 (b)		605,000	548,207
NRG Energy Inc 3.875% 2/15/2032 (b)		58,000	52,841
NRG Energy Inc 5.75% 1/15/2028		1,665,000	1,677,388
NRG Energy Inc 6.625% 1/15/2027		315,000	315,451
Pacific Gas and Electric Co 3.95% 12/1/2047		578,000	455,014
Pacific Gas and Electric Co 4% 12/1/2046		743,000	591,085
Pacific Gas and Electric Co 4.3% 3/15/2045		315,000	263,469
PG&E Corp 5% 7/1/2028		1,345,000	1,333,247
PG&E Corp 5.25% 7/1/2030		510,000	506,530
Vistra Operations Co LLC 4.375% 5/1/2029 (b)		1,105,000	1,069,504
Vistra Operations Co LLC 5% 7/31/2027 (b)		1,220,000	1,214,039
Vistra Operations Co LLC 5.5% 9/1/2026 (b)		820,000	819,716
Vistra Operations Co LLC 5.625% 2/15/2027 (b)		1,495,000	1,492,731
Vistra Operations Co LLC 7.75% 10/15/2031 (b)		580,000	624,427
			12,159,990
Gas Utilities - 0.1%
Southern Natural Gas Co LLC 7.35% 2/15/2031		175,000	198,245
Southern Natural Gas Co LLC 8% 3/1/2032		335,000	393,657
Suburban Propane Partners LP/Suburban Energy Finance Corp 5% 6/1/2031 (b)		570,000	531,435
			1,123,337
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy Corp 11.75% 10/1/2028 (b)		860,000	823,455
Sunnova Energy Corp 5.875% 9/1/2026 (b)		145,000	135,385
			958,840
TOTAL UTILITIES			14,242,167

TOTAL UNITED STATES			319,833,191
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (b)(i)		110,000	12,705
Petroleos de Venezuela SA 5.375% (i)(o)		480,000	45,120
Petroleos de Venezuela SA 6% (b)(i)		930,000	89,280
Petroleos de Venezuela SA 6% (b)(i)		585,000	55,575

TOTAL VENEZUELA			202,680
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (b)		552,349	534,605
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd 8.625% 6/1/2031 (b)		1,120,000	1,121,400
First Quantum Minerals Ltd 9.375% 3/1/2029 (b)		665,000	704,863

TOTAL ZAMBIA			1,826,263
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $518,517,445)			516,596,596

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
LUXEMBOURG - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco S.C.A. (g)(j)(k) (Cost $286,754)	8,042,141	80

Preferred Securities - 2.4%
		Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd 8.25% (o)(q)		710,000	732,229
Financials - 0.0%
Banks - 0.0%
Banco do Brasil SA/Cayman 10 year U.S. Treasury Note + 4.398%, 8.748% (b)(c)(d)(q)		560,000	591,021
Financial Services - 0.0%
Oec Fin Ltd 7.5% pay-in-kind (b)(q)		2,217	57
TOTAL BRAZIL			1,323,307
CHILE - 0.1%
Financials - 0.1%
Banks - 0.1%
Banco de Credito e Inversiones SA 7.5% (b)(c)(q)		295,000	300,064
Banco de Credito e Inversiones SA 8.75% (b)(c)(q)		290,000	315,111
Banco del Estado de Chile 7.95% (b)(c)(q)		260,000	287,387

TOTAL CHILE			902,562
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.375% (c)(o)(q)	EUR	700,000	849,348
GERMANY - 0.2%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Volkswagen International Finance NV 4.375% (c)(o)(q)	EUR	2,200,000	2,305,063
Volkswagen International Finance NV 7.875% (c)(o)(q)	EUR	300,000	377,578

TOTAL GERMANY			2,682,641
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (c)(o)(q)		800,000	773,900
INDIA - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Network i2i Ltd 3.975% (b)(c)(q)		315,000	309,458
Network i2i Ltd 5.65% (b)(c)(q)		570,000	583,560

TOTAL INDIA			893,018
ITALY - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel SpA 6.625% (c)(o)(q)	EUR	564,000	707,557
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (b)(c)(q)		230,000	220,322
MEXICO - 0.2%
Financials - 0.1%
Banks - 0.1%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(c)(q)		610,000	623,486
BBVA Bancomer SA/Texas 5.125% 1/18/2033 (b)(c)		340,000	325,295
BBVA Bancomer SA/Texas 5.35% 11/12/2029 (b)(c)		180,000	182,160
BBVA Bancomer SA/Texas 8.45% 6/29/2038 (b)(c)		310,000	344,782
			1,475,723
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV 5.125% (b)(c)(q)		845,000	832,844
Cemex SAB de CV 9.125% (b)(c)(q)		475,000	530,735
			1,363,579
TOTAL MEXICO			2,839,302
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Tinkoff Bank JSC Via TCS Finance Ltd loan participation 6% (b)(c)(g)(i)(j)(q)		275,000	13,750
UNITED ARAB EMIRATES - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
DP World Salaam 6% (c)(o)(q)		600,000	608,100
UNITED STATES - 1.7%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Energy Transfer LP 6.625% (c)(q)		1,515,000	1,506,108
Energy Transfer LP Series G, 7.125% (c)(q)		2,460,000	2,579,157
Summit Midstream Corp 3 month U.S. LIBOR + 7.43%, 12.6383% (c)(d)(i)(q)		148,000	221,007
			4,306,272
Financials - 1.4%
Banks - 1.2%
Bank of America Corp 5.875% (c)(q)		5,125,000	5,212,932
Citigroup Inc 4.7% (c)(q)		3,805,000	3,815,391
JPMorgan Chase & Co 4% (c)(q)		4,005,000	4,031,902
JPMorgan Chase & Co 4.6% (c)(q)		2,025,000	2,022,878
Wells Fargo & Co 5.875% (c)(q)		2,600,000	2,651,975
			17,735,078
Capital Markets - 0.1%
Goldman Sachs Group Inc/The CME Term SOFR 3 month Index + 3.1356%, 8.2384% (c)(d)(q)		951,000	962,206
Insurance - 0.1%
Alliant Holdings LP 10.5% (c)(g)(q)		2,166,000	2,141,459
TOTAL UNITED STATES			25,145,015
TOTAL PREFERRED SECURITIES (Cost $35,909,649)			36,958,822

U.S. Government Agency - Mortgage Securities - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	273,257	232,063
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	266,935	226,694
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	270,503	229,724
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	278,705	236,689
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	284,076	241,251
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	940,768	824,107
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	456,241	397,811
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	115,890	101,519
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	84,172	81,788
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	95,438	87,951
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	371,175	324,219
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	163,130	150,026
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	114,862	103,292
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	181,576	163,286
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	135,767	123,491
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	120,037	109,184
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	152,338	137,611
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	18,412	16,608
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	45,049	40,778
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	148,021	134,914
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	122,839	111,157
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	151,180	136,330
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2040	394,810	373,501
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	648,587	625,380
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052 (s)	326,446	295,387
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2041	140,090	130,866
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	133,787	125,596
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	359,041	335,080
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052 (s)	467,389	437,018
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2035	68,697	67,641
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2035	206,466	202,709
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052 (s)	216,513	218,713
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	250,980	253,531
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052 (r)	526,000	532,496
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	179,759	181,248
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	181,551	183,396
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	324,493	335,989
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (s)	493,808	512,383
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	147,615	152,353
Freddie Mac Gold Pool 1.5% 12/1/2040	164,321	139,549
Freddie Mac Gold Pool 1.5% 2/1/2041	280,195	237,955
Freddie Mac Gold Pool 1.5% 4/1/2041	289,444	245,810
Freddie Mac Gold Pool 2% 2/1/2041	176,233	154,379
Freddie Mac Gold Pool 2% 7/1/2041	1,364,175	1,192,451
Freddie Mac Gold Pool 2.5% 1/1/2041	252,792	228,355
Freddie Mac Gold Pool 2.5% 1/1/2042	175,503	157,825
Freddie Mac Gold Pool 2.5% 10/1/2041	89,855	81,028
Freddie Mac Gold Pool 2.5% 11/1/2041	1,377,416	1,242,973
Freddie Mac Gold Pool 2.5% 11/1/2041	103,294	93,179
Freddie Mac Gold Pool 2.5% 2/1/2042	256,616	233,253
Freddie Mac Gold Pool 2.5% 5/1/2041	560,224	509,570
Freddie Mac Gold Pool 2.5% 5/1/2041	1,259,310	1,137,576
Freddie Mac Gold Pool 2.5% 8/1/2041	85,731	77,362
Freddie Mac Gold Pool 2.5% 9/1/2041	187,412	169,823
Freddie Mac Gold Pool 3% 9/1/2034	295,437	285,420
Freddie Mac Gold Pool 3.5% 3/1/2050	393,303	366,806
Freddie Mac Gold Pool 3.5% 3/1/2052 (r)	552,505	518,157
Freddie Mac Gold Pool 5% 10/1/2052	215,174	217,361
Freddie Mac Gold Pool 5% 11/1/2052	314,327	318,209
Freddie Mac Gold Pool 5% 12/1/2052 (r)(s)	741,265	748,798
Freddie Mac Gold Pool 5.5% 9/1/2052	327,519	334,337
Freddie Mac Gold Pool 6.5% 10/1/2053	381,853	400,078
Freddie Mac Gold Pool 6.5% 10/1/2053	394,022	411,720
Ginnie Mae I Pool 2.5% 12/20/2051	510,816	444,081
Ginnie Mae I Pool 2.5% 8/20/2051	432,686	376,699
Ginnie Mae I Pool 2.5% 9/20/2051	377,607	328,746
Ginnie Mae II Pool 2% 10/1/2054 (e)	925,000	784,060
Ginnie Mae II Pool 2% 11/1/2054 (e)	450,000	382,271
TOTAL UNITED STATES		20,991,611
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $21,079,756)		20,991,611

U.S. Government Agency Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Tennessee Valley Authority Generic Strip 5.25% 9/15/2039	126,000	137,137
Tennessee Valley Authority Generic Strip 5.375% 4/1/2056	302,000	334,082

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $440,633)		471,219

U.S. Treasury Obligations - 24.4%
	Yield (%) (u)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/10/2024	5.27	770,000	769,106
US Treasury Bills 0% 10/24/2024 (s)	5.23	270,000	269,185
US Treasury Bills 0% 10/31/2024 (s)	5.19	990,000	986,143
US Treasury Bonds 2% 8/15/2051	1.93 to 2.09	13,966,000	8,996,068
US Treasury Bonds 2.25% 2/15/2052	2.15 to 2.99	12,700,000	8,660,309
US Treasury Bonds 2.5% 2/15/2045	2.98 to 3.04	17,524,000	13,393,539
US Treasury Bonds 2.875% 5/15/2052	2.99 to 3.12	6,426,000	5,032,612
US Treasury Bonds 3% 2/15/2049	2.99 to 3.10	13,991,000	11,326,698
US Treasury Bonds 3% 5/15/2045	1.80	1,800,000	1,496,461
US Treasury Bonds 3.25% 5/15/2042	3.37 to 5.18	1,428,000	1,269,580
US Treasury Bonds 3.625% 2/15/2053	3.70 to 4.32	19,112,000	17,378,482
US Treasury Bonds 4.125% 8/15/2053	4.46 to 4.80	3,291,000	3,277,245
US Treasury Bonds 4.25% 2/15/2054	4.17 to 4.73	6,260,000	6,379,331
US Treasury Bonds 4.25% 8/15/2054	4.20	1,330,000	1,358,055
US Treasury Bonds 4.375% 8/15/2043	5.10 to 5.28	10,015,000	10,297,846
US Treasury Bonds 4.625% 5/15/2054	4.02 to 4.14	1,970,000	2,136,834
US Treasury Bonds 4.75% 2/15/2037	2.56 to 5.00	8,126,000	8,876,703
US Treasury Notes 0.375% 1/31/2026	0.47	2,100,000	2,006,895
US Treasury Notes 0.375% 12/31/2025	0.40 to 0.44	8,019,000	7,682,891
US Treasury Notes 0.625% 7/31/2026	0.77	2,400,000	2,271,094
US Treasury Notes 0.75% 3/31/2026	0.83 to 0.92	4,704,000	4,498,751
US Treasury Notes 0.75% 8/31/2026	4.64	15,467,000	14,639,879
US Treasury Notes 1% 7/31/2028	0.96 to 1.13	4,418,000	4,012,441
US Treasury Notes 1.125% 10/31/2026	1.23	1,700,000	1,614,668
US Treasury Notes 1.125% 8/31/2028	1.13 to 1.14	40,242,000	36,659,520
US Treasury Notes 1.25% 12/31/2026	1.26	698,000	662,800
US Treasury Notes 1.25% 9/30/2028	1.37 to 1.45	2,930,000	2,677,516
US Treasury Notes 1.375% 10/31/2028	1.45 to 1.52	3,514,000	3,221,487
US Treasury Notes 1.5% 1/31/2027	1.50 to 1.57	4,595,000	4,379,430
US Treasury Notes 1.5% 11/30/2028	1.37 to 1.46	860,000	791,166
US Treasury Notes 1.625% 9/30/2026	1.63 to 1.68	4,153,000	3,993,531
US Treasury Notes 1.75% 1/31/2029	1.74 to 1.81	2,583,000	2,394,522
US Treasury Notes 1.875% 2/28/2027	1.71 to 2.55	27,200,000	26,121,563
US Treasury Notes 2.5% 2/28/2026	2.28 to 2.62	7,215,000	7,087,610
US Treasury Notes 2.5% 3/31/2027	2.72	900,000	876,867
US Treasury Notes 2.625% 7/31/2029	2.83	1,210,000	1,158,811
US Treasury Notes 2.75% 5/31/2029	3.03	155,000	149,472
US Treasury Notes 2.75% 7/31/2027	2.71	1,240,000	1,212,342
US Treasury Notes 2.75% 8/15/2032	2.79 to 3.99	6,935,000	6,480,432
US Treasury Notes 2.875% 4/30/2029	2.97 to 3.14	3,300,000	3,202,160
US Treasury Notes 2.875% 5/15/2032	2.84 to 2.95	4,068,000	3,845,213
US Treasury Notes 3.125% 11/15/2028	2.69	1,180,000	1,159,442
US Treasury Notes 3.375% 5/15/2033	3.83	250,000	243,057
US Treasury Notes 3.5% 1/31/2028	3.60 to 3.83	4,190,000	4,180,507
US Treasury Notes 3.5% 2/15/2033	3.91	3,800,000	3,733,797
US Treasury Notes 3.5% 9/30/2029	3.56 to 3.58	3,020,000	3,011,034
US Treasury Notes 3.625% 3/31/2030	3.31 to 3.55	7,767,000	7,772,158
US Treasury Notes 3.625% 5/15/2026	4.05 to 4.16	1,050,000	1,048,495
US Treasury Notes 3.75% 5/31/2030	3.84	189,000	190,248
US Treasury Notes 3.75% 8/31/2031	3.65 to 3.68	1,500,000	1,507,969
US Treasury Notes 3.875% 1/15/2026	3.92	50,000	50,025
US Treasury Notes 3.875% 11/30/2027	3.74	850,000	857,438
US Treasury Notes 3.875% 12/31/2027	3.56 to 4.01	6,700,000	6,764,261
US Treasury Notes 3.875% 8/15/2033	4.02 to 4.57	1,810,000	1,824,565
US Treasury Notes 3.875% 8/15/2034	3.63 to 3.80	7,210,000	7,260,721
US Treasury Notes 4% 1/15/2027	4.14 to 4.15	4,470,000	4,507,017
US Treasury Notes 4% 1/31/2031	3.89 to 3.96	680,000	693,414
US Treasury Notes 4% 10/31/2029	4.15	1,300,000	1,324,070
US Treasury Notes 4% 7/31/2029	3.83	260,000	264,975
US Treasury Notes 4% 7/31/2030	4.08	2,500,000	2,548,926
US Treasury Notes 4.125% 10/31/2027	4.24	900,000	914,238
US Treasury Notes 4.125% 11/15/2032	3.46 to 3.48	4,064,000	4,180,364
US Treasury Notes 4.125% 2/15/2027	4.40 to 4.49	12,610,000	12,755,804
US Treasury Notes 4.125% 3/31/2031	4.36 to 4.71	3,858,000	3,962,889
US Treasury Notes 4.125% 7/31/2028	4.19	850,000	866,502
US Treasury Notes 4.125% 8/31/2030	4.19 to 4.61	3,320,000	3,406,891
US Treasury Notes 4.25% 12/31/2025	5.07	2,992,000	3,005,597
US Treasury Notes 4.25% 2/28/2031	4.25 to 4.36	3,660,000	3,785,098
US Treasury Notes 4.25% 3/15/2027	4.36 to 4.42	4,070,000	4,132,799
US Treasury Notes 4.25% 6/30/2029	4.11 to 4.12	4,440,000	4,570,842
US Treasury Notes 4.25% 6/30/2031	3.99 to 4.45	3,080,000	3,188,522
US Treasury Notes 4.375% 11/30/2028	4.15	3,230,000	3,328,919
US Treasury Notes 4.375% 11/30/2030	4.16 to 4.36	2,591,000	2,695,348
US Treasury Notes 4.375% 5/15/2034	3.84	810,000	848,348
US Treasury Notes 4.375% 7/31/2026	4.10	4,300,000	4,351,734
US Treasury Notes 4.5% 3/31/2026	5.00	3,241,000	3,275,182
US Treasury Notes 4.625% 11/15/2026	4.59 to 4.68	9,400,000	9,587,634
US Treasury Notes 4.625% 3/15/2026	4.06 to 4.07	2,250,000	2,277,070
US Treasury Notes 4.625% 9/30/2030	5.00	399,000	420,212
US Treasury Notes 4.875% 10/31/2030	4.31 to 4.92	4,520,000	4,824,394
US Treasury Notes 5% 10/31/2025	5.07	1,990,000	2,011,838
TOTAL U.S. TREASURY OBLIGATIONS (Cost $392,977,261)			370,877,602

Money Market Funds - 7.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (v)	4.89	117,697,896	117,721,435
Fidelity Securities Lending Cash Central Fund (v)(w)	4.89	1,038,046	1,038,150
TOTAL MONEY MARKET FUNDS (Cost $118,754,640)			118,759,585

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay a fixed rate of 3.14% and receive a floating rate based on US SOFR Index, expiring September 2035	9/12/25	3,400,000	128,152

Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive a fixed rate of 3.14% and pay a floating rate based on US SOFR Index, expiring September 2035	9/12/25	3,400,000	90,543

TOTAL PURCHASED SWAPTIONS (Cost $227,120)			218,695

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $1,529,180,612)	1,532,973,726
NET OTHER ASSETS (LIABILITIES) - (0.6)% (t)	(10,017,130)
NET ASSETS - 100.0%	1,522,956,596

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 10/1/2054	(450,000)	(381,434)
Ginnie Mae II Pool 2.5% 10/1/2054	(1,400,000)	(1,233,170)
Uniform Mortgage Backed Securities 2% 10/1/2054	(1,075,000)	(888,891)
Uniform Mortgage Backed Securities 2.5% 10/1/2054	(8,025,000)	(6,925,011)
Uniform Mortgage Backed Securities 3% 10/1/2054	(2,800,000)	(2,513,000)
Uniform Mortgage Backed Securities 3.5% 10/1/2054	(2,200,000)	(2,049,351)
Uniform Mortgage Backed Securities 5% 10/1/2054	(400,000)	(399,688)
Uniform Mortgage Backed Securities 5.5% 10/1/2054	(2,700,000)	(2,731,535)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(17,122,080)

TOTAL TBA SALE COMMITMENTS (Proceeds $17,142,655)		(17,122,080)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,006	Dec 2024	114,966,938	(196,782)	(196,782)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	271	Dec 2024	56,433,633	117,229	117,229
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3	Dec 2024	329,648	(824)	(824)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	39	Dec 2024	4,843,313	(51,698)	(51,698)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	4	Dec 2024	532,375	(8,580)	(8,580)
Eurex Euro-Bund Contracts (Germany)	83	Dec 2024	12,465,455	188,334	188,334

TOTAL PURCHASED					47,679

Sold

Interest Rate Contracts
Eurex Euro-BTP Contracts (Germany)	86	Dec 2024	11,628,432	(291,070)	(291,070)

TOTAL FUTURES CONTRACTS					(243,391)
The notional amount of futures purchased as a percentage of Net Assets is 12.3%
The notional amount of futures sold as a percentage of Net Assets is 0.8%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	4,293,331	AUD	6,429,000	Brown Brothers Harriman & Co	10/16/24	(152,432)
USD	108,415,486	EUR	98,235,000	State Street Bank and Trust Co	10/16/24	(1,004,967)
USD	45,356	EUR	40,500	BNP Paribas S.A.	10/07/24	263
USD	7,832,181	GBP	6,001,000	Brown Brothers Harriman & Co	10/16/24	(190,797)
USD	6,738,990	JPY	956,814,000	Brown Brothers Harriman & Co	10/16/24	67,332
CAD	1,000	USD	737	Brown Brothers Harriman & Co	10/16/24	2
EUR	1,207,000	USD	1,344,154	Bank of America, N.A.	10/16/24	280

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,280,319)
Unrealized Appreciation						67,877
Unrealized Depreciation						(1,348,196)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2026	47,000	148	0	148
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2029	32,000	224	0	224
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2027	36,207,000	163,843	0	163,843
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2031	7,825,000	74,960	0	74,960
3.75%	Annual	UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	LCH	Dec 2034	1,097,000	(12,080)	0	(12,080)
UNITED STATES SOFR SECURED OVERNIGHT FINL RATE INDX(4)	Annual	3.75%	Annual	LCH	Dec 2044	1,081,000	23,532	0	23,532
TOTAL INTEREST RATE SWAPS							250,627	0	250,627

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
NGN	-	Nigerian Naira
RON	-	Romanian Leu
TRY	-	New Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguay Peso

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $442,857,517 or 28.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Level 3 security
(h)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(i)	Non-income producing - Security is in default.
(j)	Non-income producing
(k)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $820,654 or 0.0% of net assets.

(l)	Security or a portion of the security is on loan at period end.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $124,408,502 or 8.5% of net assets.

(p)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(q)	Security is perpetual in nature with no stated maturity date.
(r)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $1,291,021.
(s)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,692,268.
(t)	Includes $299,278 of cash collateral to cover margin requirements for futures contracts.
(u)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(v)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(w)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/24	620,441

New Cotai LLC / New Cotai Capital Corp	9/11/20	1,223,948

Tricer Holdco S.C.A.	10/16/09 - 12/30/17	286,754

Tricer Holdco S.C.A. Class A1	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A2	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A3	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A4	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A5	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A6	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A7	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A8	10/16/09 - 10/29/09	45,666

Tricer Holdco S.C.A. Class A9	10/16/09 - 10/29/09	45,707

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	45,433,517	302,790,005	230,502,251	2,272,810	2,323	(2,159)	117,721,435	0.2%
Fidelity Floating Rate Central Fund	74,970,126	8,821,456	6,500,000	5,472,913	(136,340)	(430,896)	76,724,346	5.4%
Fidelity Securities Lending Cash Central Fund	-	25,599,917	24,561,767	785	-	-	1,038,150	0.0%
Total	120,403,643	337,211,378	261,564,018	7,746,508	(134,017)	(433,055)	195,483,931

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds, Preferred Securities and U.S. Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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